SEMI-ANNUAL REPORT AS OF
NOVEMBER 30, 1999 (UNAUDITED)


SEI INSTITUTIONAL
INVESTMENTS TRUST



--------------------------------------------------------------------------------
Large Cap Fund
--------------------------------------------------------------------------------
SmallCap Fund
--------------------------------------------------------------------------------
Core Fixed Income Fund
--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------



[SEI LOGO OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS.........................     1
STATEMENT OF ASSETS AND LIABILITIES.....................................    29
STATEMENT OF OPERATIONS.................................................    30
STATEMENTS OF CHANGES IN NET ASSETS.....................................    31
FINANCIAL HIGHLIGHTS....................................................    32
NOTES TO FINANCIAL STATEMENTS...........................................    33

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)



LARGE CAP FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.4%
AEROSPACE & DEFENSE -- 0.2%
   Cordant Technologies               70,900    $    2,065
   Litton Industries*                 81,600         3,657
                                                ----------
                                                     5,722
                                                ----------
AIR TRANSPORTATION -- 0.3%
   AMR*                               49,700         3,025
   Delta Air Lines                   109,200         5,378
                                                ----------
                                                     8,403
                                                ----------
AIRCRAFT -- 1.9%
   Allied Signal                     400,700        23,967
   Boeing                             43,000         1,755
   Lockheed Martin                   120,800         2,401
   United Technologies               396,700        22,414
                                                ----------
                                                    50,537
                                                ----------
APPAREL/TEXTILES -- 0.2%
   VF                                138,795         4,147
                                                ----------
                                                     4,147
                                                ----------
AUTOMOTIVE -- 1.6%
   Dana                               43,100         1,196
   Delphi Automotive Systems*        219,760         3,461
   Eaton                              37,700         2,919
   Ford Motor                        444,900        22,467
   General Motors                     74,100         5,335
   Genuine Parts                     138,800         3,574
   Navistar International*            93,500         3,477
                                                ----------
                                                    42,429
                                                ----------
BANKS -- 6.8%
   Amsouth Bancorp                   104,175         2,350
   Astoria Financial*                 40,600         1,280
   Bank of America                   890,568        52,098
   Bank One                          402,700        14,195
   Chase Manhattan                   492,728        38,063
   Comerica                          149,900         7,945
   Commerce Bancshares                58,485         2,197
   First Union                       231,300         8,948
   Firstar                           216,600         5,632
   Fleet Boston                       10,368           392
   Fleet Boston Financial            322,000        12,176
   Golden West Financial              51,300         5,178
   JP Morgan                          39,000         5,129
   PNC Bank                          279,600        15,588
   Republic New York                  58,700         4,149
   Southtrust                        122,000         4,735
                                                ----------
                                                   180,055
                                                ----------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 0.7%
   Colgate-Palmolive                 173,400    $    9,515
   Gillette                          112,400         4,517
   Procter & Gamble                   49,900         5,389
                                                ----------
                                                    19,421
                                                ----------
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 1.6%
   Adelphia Communications, Cl A*     66,000         3,713
   Charter Communications*           196,900         4,566
   Clear Channel Communications*      75,300         6,052
   Cox Communications*               146,200         6,871
   Fox Entertainment, Cl A*          115,900         2,666
   Mediaone Group*                   165,000        13,076
   Unitedglobalcom, Cl A              37,600         3,917
                                                ----------
                                                    40,861
                                                ----------
BUILDING & CONSTRUCTION -- 0.3%
   Centex                            119,000         2,826
   Fluor                             143,600         6,040
                                                ----------
                                                     8,866
                                                ----------
CHEMICALS -- 1.8%
   BF Goodrich                       122,100         2,755
   EI DuPont de Nemours              101,234         6,017
   Eastman Chemical                   96,200         3,740
   FMC*                               89,700         4,350
   Lubrizol                           76,500         2,094
   Millenium Chemicals                62,000         1,213
   Nalco Chemical                     52,100         2,745
   PPG Industries                    171,400        10,038
   Praxair                            84,900         3,789
   Union Carbide                     160,600         9,395
                                                ----------
                                                    46,136
                                                ----------
COMMUNICATIONS EQUIPMENT -- 2.2%
   GTE                               261,300        19,075
   Mcleodusa, Cl A*                   99,000         4,291
   Network Appliance*                 49,000         5,767
   Nokia                             188,800        26,090
   Tellabs*                           58,200         3,776
                                                ----------
                                                    58,999
                                                ----------
COMPUTERS & SERVICES -- 6.8%
   America Online*                   108,000         7,850
   Apple Computer*                    80,300         7,859
   Cisco Systems*                    607,420        54,174
   Dell Computer*                  1,020,300        43,873
   EMC*                              165,200        13,805
   IBM                               154,000        15,872
   Lexmark International Group*      200,900        16,675

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)



LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Quantum DLT & Storage*            183,100    $    2,884
   Quantum Hard Diskdrive*            91,550           629
   Seagate Technology*               212,900         7,877
   Unisys*                            88,800         2,553
   Yahoo*                             20,000         4,319
                                                ----------
                                                   178,370
                                                ----------
CONCRETE & MINERAL PRODUCTS -- 0.0%
   Owens-Corning Fiberglass           52,600           828
                                                ----------
                                                       828
                                                ----------
CONTAINERS & PACKAGING -- 0.2%
   Ball                               62,500         2,324
   Crown Cork & Seal                 109,500         2,231
   Owens-Illinois*                    11,210           268
                                                ----------
                                                     4,823
                                                ----------
DRUGS -- 5.5%
   Amgen*                            360,800        16,439
   Biogen*                           138,000        10,083
   Bristol-Myers Squibb              326,000        23,818
   Genentech*                         72,200         6,200
   Pfizer                            712,000        25,766
   Pharmacia & Upjohn                 51,200         2,800
   Schering Plough                   714,700        36,539
   Warner Lambert                    270,100        24,225
                                                ----------
                                                   145,870
                                                ----------
ELECTRICAL SERVICES -- 3.3%
   AES*                              150,000         8,691
   American Electric Power            97,700         3,065
   Central & South West              221,500         4,430
   Consolidated Edison Company
     of New York                     120,700         4,164
   Constellation Energy Group*       166,500         4,901
   DTE Energy                         94,000         3,108
   Edison International              192,500         5,101
   Energy East                       184,400         4,333
   Firstenergy                        71,500         1,667
   FPL Group                         136,700         5,981
   Gemstar International*             39,000         4,397
   New Century Energies               80,200         2,521
   PG&E                              416,400         9,317
   Pinnacle West Capital              98,200         3,259
   Public Service Enterprise Group   342,700        11,995
   Reliant Energy                      7,604           189
   Southern                          329,400         7,700
   Wisconsin Energy                   76,900         1,528
                                                ----------
                                                    86,347
                                                ----------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.2%
   AT&T-Liberty Media, Cl A*         626,800    $   26,208
   Mirage Resorts*                   494,000         6,329
                                                ----------
                                                    32,537
                                                ----------
FINANCIAL SERVICES -- 4.1%
   Associates First Capital          259,000         8,612
   Bear Stearns                      234,520         9,571
   Charles Schwab                    230,200         8,733
   Countrywide Credit Industries     100,600         2,829
   FNMA                              179,500        11,959
   Goldman Sachs Group*               12,400           932
   Household International           112,700         4,459
   Lehman Brothers Holding            74,700         5,705
   MBNA                              915,562        23,118
   Morgan Stanley, Dean Witter,
     Discover                        208,700        25,174
   T Rowe Price                      187,800         6,761
                                                ----------
                                                   107,853
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.8%
   Adolph Coors, Cl B                 64,600         3,214
   Coca-Cola                         189,800        12,776
   Conagra                           110,600         2,668
   General Mills                     161,700         6,094
   IBP                               289,800         6,394
   Nabisco Group Holdings             75,700           875
   Philip Morris                     279,700         7,360
   Ralston Purina Group              175,900         5,222
   RJ Reynolds Tobacco Holdings*      34,399           733
   Tyson Foods                       127,100         2,208
                                                ----------
                                                    47,544
                                                ----------
GAS/NATURAL GAS -- 0.3%
   Enron                             104,000         3,959
   National Fuel & Gas                39,900         1,998
   Sempra Energy*                    100,800         1,865
                                                ----------
                                                     7,822
                                                ----------
HOUSEHOLD FURNITURE & FIXTURES -- 3.1%
   General Electric                  236,000        30,680
   Illinois Tool Works                69,334         4,489
   Maytag                            109,800         5,236
   Solectron*                        486,500        40,075
                                                ----------
                                                    80,480
                                                ----------
INSURANCE -- 6.9%
   Aetna                              82,300         4,496
   Allstate                          376,300         9,854
   Ambac                              98,873         5,389
   American General                   42,481         3,114

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   American International Group      235,683    $   24,334
   Chubb                             140,500         7,526
   Cigna                             279,600        22,997
   Citigroup                         801,425        43,177
   Conseco                           171,000         3,463
   Financial Security Assurance
     Holdings                         35,800         1,891
   Foundation Health Systems, Cl A*   34,630           292
   Hartford Financial                 69,000         3,221
   Lincoln National                   88,000         3,669
   Marsh & McLennan                   72,800         5,724
   MBIA                               39,900         1,995
   Old Republic International        101,150         1,264
   Pacificare Health Systems, Cl A*   24,900         1,166
   PMI Group                          97,000         4,844
   Progressive of Ohio               127,100        10,240
   Providian Financial               132,200        10,460
   St Paul                           150,300         4,537
   United Healthcare                  73,200         3,802
   XL Capital, Cl A                  102,600         5,233
                                                ----------
                                                   182,688
                                                ----------
LEISURE PRODUCTS -- 0.0%
   Mattel                             59,200           847
                                                ----------
                                                       847
                                                ----------
MACHINERY -- 2.3%
   Applied Materials*                111,600        10,874
   Caterpillar                       145,700         6,757
   Cummins Engine                     88,800         3,596
   Dover                              75,600         3,279
   NACCO Industries, Cl A             10,900           528
   PULTE                              80,400         1,613
   Timken                             73,700         1,410
   Tyco International                798,400        31,986
                                                ----------
                                                    60,043
                                                ----------
MEASURING DEVICES -- 0.2%
   Mallinckrodt                      152,800         5,081
                                                ----------
                                                     5,081
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 0.8%
   Bausch & Lomb                     192,700        10,562
   Medtronic                         248,800         9,672
                                                ----------
                                                    20,234
                                                ----------
MISCELLANEOUS BUSINESS SERVICES-- 5.7%
   Altera*                           270,000        14,546
   BMC Software*                      99,500         7,245
   Compuware*                        119,400         4,037
   Electronics for Imaging*           28,000         1,261
   Harris                             58,700         1,233
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Inktomi*                           32,000    $    4,130
   Microsoft*                        531,720        48,411
   NCR*                               76,500         2,510
   Pixar*                            101,200         4,250
   Reynolds & Reynolds               140,100         2,714
   Siebel Systems*                   284,700        19,965
   Sun Microsystems*                 160,500        21,226
   Symantec*                         106,100         4,954
   Teradyne*                         166,400         7,249
   Verisign*                          31,000         5,760
                                                ----------
                                                   149,491
                                                ----------
MISCELLANEOUS CONSUMER SERVICES -- 0.1%
   Robert Half International*        114,200         3,198
                                                ----------
                                                     3,198
                                                ----------
OFFICE FURNITURE & FIXTURES -- 0.7%
   Champion International            346,100        19,187
                                                ----------
                                                    19,187
                                                ----------
PAPER & PAPER PRODUCTS -- 1.4%
   Boise Cascade                      98,700         3,418
   Consolidated Papers                74,527         2,180
   Earthgrains                        80,300         1,455
   Fort James                        108,000         3,105
   Georgia-Pacific                   105,300         4,192
   International Paper               321,458        16,776
   Mead                               50,150         1,790
   Westvaco                           90,200         2,723
                                                ----------
                                                    35,639
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 2.2%
   Atlantic Richfield                199,800        19,256
   Diamond Offshore Drilling         162,100         4,944
   Noble Drilling*                   282,000         7,861
   Occidental Petroleum              316,628         6,946
   Phillips Petroleum                233,100        11,145
   Schlumberger                      130,540         7,841
                                                ----------
                                                    57,993
                                                ----------
PETROLEUM REFINING -- 2.9%
   Ashland                            44,700         1,509
   BP Amoco ADR                       80,000         4,875
   Chevron                            97,700         8,653
   Coastal                           142,100         5,009
   Exxon                             422,400        33,502
   Lyondell Petrochemical            124,600         1,744
   Mobil                             156,300        16,304
   USX-Marathon Group                218,100         5,766
                                                ----------
                                                    77,362
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)



LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.0%
   Lanier Worldwide*                  58,700    $      235
                                                ----------
                                                       235
                                                ----------
PRINTING & PUBLISHING -- 1.5%
   Gannett                           155,446        11,124
   Lafarge                           101,500         2,741
   Time Warner                       196,100        12,097
   Tribune                           121,700         5,849
   Viacom, Cl B*                     162,500         8,084
                                                ----------
                                                    39,895
                                                ----------
PROFESSIONAL SERVICES -- 1.0%
   Norfolk Southern                  406,700         8,693
   Paychex                           202,550         8,089
   Veritas Software*                 107,400         9,834
                                                ----------
                                                    26,616
                                                ----------
RAILROADS -- 1.5%
   Canadian Pacific Ltd               92,900         2,015
   CSX                               273,974         9,743
   Kansas City Southern Industries   258,300        15,385
   Union Pacific                     239,175        11,256
                                                ----------
                                                    38,399
                                                ----------
REPAIR SERVICES -- 0.7%
   Federated Department Stores*      253,500        11,930
   Gap                               178,000         7,209
   Ryder System                       18,000           406
                                                ----------
                                                    19,545
                                                ----------
RETAIL -- 7.0%
   Bed Bath & Beyond*                118,100         3,691
   Costco Wholesale*                  75,500         6,922
   Darden Restaurants                171,400         3,053
   Dayton-Hudson                     177,000        12,490
   Dillards, Cl A                     79,700         1,504
   Great Atlantic & Pacific Tea       88,100         2,241
   Home Depot                        593,190        46,899
   JC Penney                         169,767         3,788
   Kohl's*                           310,600        22,421
   Kroger*                           392,000         8,355
   Lowe's                            207,500        10,336
   May Department Stores             119,732         4,026
   Ross Stores                       117,000         2,256
   Ruddick                            50,400           888
   Safeway*                          252,000         9,293
   Sears Roebuck                     591,800        20,232
   Tandy                              60,000         4,598
   Tech Data*                         36,300           889
   TJX                               121,200         3,174

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Wal-Mart Stores                   290,000    $   16,711
                                                ----------
                                                   183,767
                                                ----------
RUBBER & PLASTIC -- 1.5%
   Cooper Tire & Rubber               57,100           857
   Dow Chemical                      287,561        33,681
   Goodyear Tire & Rubber            179,300         6,051
                                                ----------
                                                    40,589
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.0%
   Conexant Systems*                  21,000         1,244
   Intel                             492,036        37,733
   Linear Technology                   1,600           114
   Maxim Integrated Products*        238,250        19,134
   PMC-Sierra*                        46,900         4,834
   Texas Instruments                 112,900        10,845
   Vitesse Semiconductor*            113,272         5,104
                                                ----------
                                                    79,008
                                                ----------
SPECIALTY CONSTRUCTION -- 0.2%
   Cooper Industries                  75,476         3,241
   Tecumseh Products, Cl A            49,300         2,368
                                                ----------
                                                     5,609
                                                ----------
SPECIALTY MACHINERY -- 0.1%
   American Standard*                 75,900         2,955
                                                ----------
                                                     2,955
                                                ----------
STEEL & STEEL WORKS -- 0.6%
   AK Steel Holding                  217,600         3,604
   Alcan Aluminum                    158,633         5,394
   Alcoa                              61,200         4,009
   Texas Industries                   45,100         1,635
                                                ----------
                                                    14,642
                                                ----------
TECHNOLOGY, GENERAL -- 0.4%
   Rockwell International            195,400         9,697
                                                ----------
                                                     9,697
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 8.8%
   Alltel                            256,700        22,205
   AT&T                              614,100        34,313
   BellSouth                         489,086        22,590
   Lucent Technologies               515,000        37,627
   MCI WorldCom*                     645,662        53,388
   Metromedia Fiber Network*         106,000         4,108
   Motorola                          185,500        21,193
   Nextel Communications, Cl A*       50,800         5,036
   SBC Telecommunications             94,752         4,921
   Sprint                             86,400         5,994
   Sprint Corp (PCS Group)*           21,450         1,968

--------------------------------------------------------------------------------


LARGE CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   SHARES/FACE     MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Telephone & Data Systems           69,000    $    9,190
   US West                            76,700         4,760
   Vodafone Group                     76,600         3,615
                                                ----------
                                                   230,908
                                                ----------
TESTING LABORATORIES -- 0.3%
   Affymetrix*                        35,100         3,440
   Medimmune*                         32,800         3,942
                                                ----------
                                                     7,382
                                                ----------
TRUCKING -- 0.0%
   Yellow*                            60,700         1,021
                                                ----------
                                                     1,021
                                                ----------
WHOLESALE -- 0.7%
   Arrow Electronics*                 67,600         1,546
   Avnet                              27,500         1,511
   Bergen Brunswig, Cl A             128,300         1,058
   BJ's Wholesale Club*              165,500         6,186
   CBS                                45,684         2,376
   Ingram Micro*                     102,600         1,366
   Supervalu                         168,100         3,267
                                                ----------
                                                    17,310
                                                ----------
Total Common Stocks
   (Cost $2,018,527)                             2,487,391
                                                ----------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A)
     5.030%, 02/03/00                 $6,900         6,838
                                                ----------
Total U.S. Treasury Obligation
   (Cost $6,840)                                     6,838
                                                ----------

COMMERCIAL PAPER -- 1.0%
   General Electric Capital
     5.400%, 12/06/99                 20,009        19,993
   Prudential Funding
     5.420%, 12/02/99                  5,450         5,449
                                                ----------
Total Commercial Paper
   (Cost $25,446)                                   25,442
                                                ----------
--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                        (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.1%
   JP Morgan
     5.630%, dated 11/30/99, matures
     12/01/99, repurchase price
     $107,919,000 (collateralized by
     FNMA Discount Note, total par
     value $40,810,000, 05/25/00 and
     FHLMC Discount Note par value
     $71,290,000,
     12/30/99,
     total market value:
     $110,602,000)                  $107,902   $   107,902
                                                ----------
Total Repurchase Agreement
   (Cost $107,902)                                 107,902
                                                ----------

MONEY MARKET FUNDS -- 0.3%
   Evergreen Select                5,985,068         5,985
   SEI Prime Obligation              918,667           919
                                                ----------
Total Money Market Funds
   (Cost $6,904)                                     6,904
                                                ----------
Total Investments--100.0%
   (Cost $2,165,619)                            $2,634,477
                                                ==========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD -- LIMITED
SER -- SERIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)



SMALL CAP FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 89.6%
AEROSPACE & DEFENSE -- 0.1%
   Gencorp                            43,200    $      473
                                                ----------
                                                       473
                                                ----------
AEROSPACE DEFENSE -- 0.3%
   Independent Energy
     Holdings ADR*                    21,000           568
   Modem Media Poppe Tyson*            2,900           153
   National Dentex*                   14,500           247
   Omnova Solutions*                  64,200           401
   Terra Networks*                       100             3
                                                ----------
                                                     1,372
                                                ----------
AIR TRANSPORTATION -- 0.4%
   Airborne Freight                   21,580           500
   Alaska Airgroup*                   16,500           627
   America West Holdings, Cl B*       31,800           642
   Atlantic Coast Air*                12,000           249
   Skywest                             9,400           230
                                                ----------
                                                     2,248
                                                ----------
AIRCRAFT -- 0.1%
   Tristar Aerospace*                 34,800           328
                                                ----------
                                                       328
                                                ----------
APPAREL/TEXTILES -- 0.6%
   Delta Woodside Industries          33,300            65
   Guilford Mills                     79,200           574
   Kellwood                           15,550           323
   Kenneth Cole Production*            3,600           165
   Pillowtex                          17,290            69
   Quiksilver*                        19,450           294
   Ralph Lauren*                      50,200           882
   Westpoint Stevens*                 23,300           489
                                                ----------
                                                     2,861
                                                ----------
AUTOMOTIVE -- 2.0%
   Arctic Cat                         67,900           696
   Arvin Industries                   47,710         1,267
   Borg-Warner Automotive             29,712         1,203
   Clarcor                            52,900           919
   Dollar Thrifty Automotive*          8,000           172
   Dura Automotive Systems*            8,800           183
   Gentex*                            13,000           243
   JLG Industries                     63,900           875
   Kaydon                             26,600           728
   Midas*                             40,700           875
   Modine Manufacturing               38,600         1,090
   Monaco Coach*                       8,850           190
   Regal Beloit                       45,800         1,008
   Smith (AO)                         31,850           701

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Teleflex                            5,000    $      171
                                                ----------
                                                    10,321
                                                ----------
BANKS -- 3.5%
   Alliant Techsystems*               15,839           870
   Andover Bancorp                    14,612           438
   Astoria Financial*                  3,700           117
   Bancorpsouth                       21,000           361
   Bancwest                           23,700         1,044
   Bank United, Cl A*                 24,100           859
   Chittenden                         19,000           614
   City National                      31,900         1,150
   Commerce Bancorp New Jersey         3,235           139
   Community First Bankshares         11,000           200
   Cullen/Frost Bankers               33,400           952
   Dime Bancorp*                      16,735           305
   Dime Community Bancorp*            23,600           468
   Downey Financial                   32,240           649
   Firstfed Financial*                27,400           423
   Flagstar Bancorp                   18,400           293
   Greater Bay Bancorp                 2,300            97
   Hudson United Bancorp               5,118           158
   Imperial Bancorp*                  48,100         1,154
   John Hancock Bank                  87,000           758
   North Fork Bancorporation          28,400           572
   People's Heritage Financial Group   7,200           122
   Richmond County Financial*         65,400         1,116
   Roslyn Bancorp                     53,660         1,043
   Southwest Bancorp of Texas*         7,400           140
   Staten Island Bancorp*             50,700           992
   Trustmark                           9,300           214
   Umb Financial                      11,200           459
   Webster Financial                  62,500         1,664
   Westamerica Bancorporation         28,400           893
                                                ----------
                                                    18,264
                                                ----------
BEAUTY PRODUCTS -- 0.2%
   Church & Dwight                     7,300           204
   Playtex Products*                  74,200         1,030
                                                ----------
                                                     1,234
                                                ----------
BROADCASTING, NEWSPAPERS &
ADVERTISING -- 2.8%
   AMFM*                              13,600           961
   Antec*                             11,200           627
   Big Flower Holdings*               26,100           814
   Citadel Communications*            25,950         1,299
   Cox Radio, Cl A*                   13,500         1,026
   Cumulus Media*                     18,050           722
   Digital Impact*                       350            19
   Emmis Broadcasting*                18,600         1,507
   Entercom Communications*           14,700           841

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Getty Images*                       3,600    $      142
   Grey Advertising                    2,500           866
   Lamar Advertising*                 18,000         1,033
   McCLatchy Newspapers, Cl A          4,800           173
   Mediaplex*                            550            19
   Nbc Internet*                       3,100           236
   Radio Unica Communications*         6,600           182
   Silknet Software Com*               7,600           671
   Spanish Broadcasting
     Systems, Cl A*                   31,850         1,011
   TMP Worldwide*                     15,000         1,422
   True North Communications          10,900           434
   Young Broadcasting, Cl A*          18,700           752
                                                ----------
                                                    14,757
                                                ----------
BUILDING & CONSTRUCTION -- 0.7%
   Centex                             22,260           529
   Crossman Communities*               4,500            71
   Jacobs Engineering Group*           8,300           261
   MDC Holdings                       49,190           735
   Ryland Group                       45,900         1,044
   Standard Pacific                   94,200         1,036
   US Home*                            2,000            52
                                                ----------
                                                     3,728
                                                ----------
BUILDING & CONSTRUCTION SUPPLIES-- 0.3%
   Granite Construction                4,000            76
   Nortek*                            19,700           507
   Pulte                              51,500         1,033
                                                ----------
                                                     1,616
                                                ----------
CHEMICALS -- 1.4%
   Albemarle                           8,100           157
   American Pacific*                  61,800           452
   Brady, Cl A                         4,600           141
   Cambrex                            23,900           753
   CFC International*                 24,300           170
   Cytec Industries*                  30,800           722
   Dexter                             41,490         1,499
   Ethyl                              85,800           359
   Geon                               33,700         1,019
   Lubrizol                           15,400           422
   Olin                               17,600           316
   OM Group                            8,300           280
   Terra Industries                   54,500           112
   WR Grace*                          25,900           353
   Wellman                            27,300           435
                                                ----------
                                                     7,190
                                                ----------
COMMUNICATIONS EQUIPMENT -- 4.9%
   Act Manufacturing*                 56,200         1,718
   Carrier Access*                    18,000         1,096
   C-Cor Electronics                  11,400           582
   Concord Communications*             4,400           235




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   CTS                                13,700    $    1,099
   DII Group*                         62,200         3,926
   Dionex*                             4,500           175
   Ditech Communications*             10,950         1,133
   Efficient Networks*                15,700           942
   Harman International               14,000           721
   MCleodusa, Cl A*                   34,600         1,488
   Mercury Computer Systems*           5,500           314
   Mercury Interactive*               20,300         1,687
   Nds Group Plc ADR                     500            15
   Plantronics*                        4,000           252
   Polycom*                           42,300         2,707
   Power Integration*                 31,000         1,236
   Powerwave Technologies*            20,200         1,208
   Proxim*                             3,900           218
   Research In Motion*                10,600           543
   Sawtek*                            36,200         1,652
   Titan*                             12,000           325
   Zomax*                             55,000         2,037
                                                ----------
                                                    25,309
                                                ----------
COMPUTERS & SERVICES -- 2.0%
   Advanced Digital Information*      66,400         2,984
   Astro Med                           1,300             8
   Bell & Howell*                      6,100           189
   Cybex Computer Products*           69,200         2,984
   Digital Lightwave*                 15,000           498
   Exactis.com*                        4,000           109
   Immersion                           3,600            97
   In Focus Systems*                   9,400           196
   Intelligent Systems                35,000            92
   Maxtor*                            55,400           336
   Micros Systems*                     6,000           303
   National Computer Systems          12,200           468
   Psinet*                            17,400           870
   QRS*                                2,650           154
   Scient*                             7,750         1,124
                                                ----------
                                                    10,412
                                                ----------
CONCRETE & MINERAL PRODUCTS -- 0.3%
   Dal-Tile International*            75,900           778
   Ferro                               9,750           205
   Florida Rock Industries            18,660           583
                                                ----------
                                                     1,566
                                                ----------
CONSUMER PRODUCTS -- 0.8%
   Brown Shoe                         24,700           389
   Jakks Pacific*                     64,500         1,564
   Justin Industries                  46,100           717
   Public Service of New Mexico       80,590         1,340
   RG Barry                           85,100           367
                                                ----------
                                                     4,377
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)



SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
   Ball                                5,200    $      193
   Greif Brothers                     28,800           850
                                                ----------
                                                     1,043
                                                ----------
DRUGS -- 2.0%
   Alkermes*                          28,600         1,216
   Alpharma, Cl A                     24,500           784
   Andrx*                              3,900           201
   Barr Laboratories*                 11,000           347
   Biomatrix*                         38,400           902
   ChiRex*                             4,900           170
   Cytyc*                             54,800         2,391
   Dura Pharmaceuticals*              15,900           207
   Ivax                               12,500           254
   Jones Pharmaceuticals               7,200           249
   Medarex*                           24,100           274
   Medco Research*                    19,900           530
   Medicis Pharmaceutical, Cl A*       7,300           256
   Millipore                           5,600           184
   Ocular Sciences*                   46,400           861
   Pharmacyclics*                     18,200           626
   Protein Design Laboratories*       20,300           812
                                                ----------
                                                    10,264
                                                ----------
ELECTRICAL SERVICES -- 1.4%
   Calpine*                           14,800           873
   Cleco                              22,900           747
   Conectiv                           52,900           932
   El Paso Electric*                  90,900           818
   Emcor Group*                       50,700           887
   Esco Electronics*                  27,900           270
   Hawaiian Electric Industries       18,000           550
   Idacorp                            15,700           440
   Nstar*                             21,125           877
   RGS Energy Group                   13,900           310
   United Illuminating                11,900           616
                                                ----------
                                                     7,320
                                                ----------
ELECTRICAL TECHNOLOGY -- 0.6%
   Anadigics*                          5,000           225
   Belden                             24,000           480
   Electro Scientific Industries*     31,800         1,858
   Smart Modular*                     15,500           651
                                                ----------
                                                     3,214
                                                ----------
ENTERTAINMENT -- 0.7%
   Anchor Gaming*                     13,500           743
   Argosy Gaming*                     11,300           160
   Cinar Films, Cl B*                 15,800           216
   Hollywood Park*                     9,600           194
   Macrovision*                       18,800         1,201

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Sportsline USA*                    20,700    $      988
   Station Casinos*                    7,800           187
                                                ----------
                                                     3,689
                                                ----------
ENVIRONMENTAL SERVICES -- 0.0%
   IT Group*                          17,100           178
   Sevenson Environmental Services     8,100            72
                                                ----------
                                                       250
                                                ----------
FINANCIAL SERVICES -- 8.2%
   Acceptance Insurance*              51,300           327
   Amli Residential Properties        53,600         1,142
   Arden Reality Group*               55,000         1,059
   Asset Investors                    32,200           421
   Avalonbay Communities REIT         52,000         1,684
   Blackrock*                         30,900           568
   Boston Properties                  56,150         1,590
   Capital Southwest                  10,400           723
   Charles E Smith Residential
     Realty                           42,000         1,365
   Cornerstone Properties             76,850         1,061
   Dain Rauscher                      20,100           979
   Doral Financial                    41,200           492
   Duff & Phelps Credit Rating         6,500           518
   Equity Office Properties Trust     49,500         1,086
   Equity Residential Properties
     Trust                            27,400         1,101
   Essex Property Trust               34,500         1,119
   Federal Realty Investment Trust    58,800         1,058
   Financial Federal*                 50,800         1,051
   Fours Seasons Hotel                18,700           921
   Franchise Finance of America       28,800           641
   Hambrecht & Quist*                 39,500         1,965
   Heller Financial*                  15,500           343
   Highwoods Properties               70,050         1,541
   HRPT Properties Trust              40,600           327
   John Nuveen, CL A                  22,300           833
   JSB Financial                      12,100           715
   Knight/Trimark Group, Cl A*        63,800         2,628
   Legg Mason                         23,700           834
   Liberty Property Trust             74,650         1,703
   Metris*                            22,344           707
   Nextcard*                          15,100           501
   NVR*                                3,900           190
   Prentiss Properties Trust          92,300         1,869
   Public Storage                     44,700         1,020
   Reckson Associates                 83,380         1,683
   Smith Investment                    2,000           123
   Spieker Properties                 47,350         1,657
   Starwood Hotels & Resorts
     Worldwide*                       91,850         2,049
   Waddell & Reed Financial, Cl A*    41,200         1,022
   Washington Federal                 56,300         1,175
   Web Street*                         3,900            59

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   White Mountains Insurance Group     7,700    $      909
                                                ----------
                                                    42,759
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   Adolph Coors, Cl B                 17,760           884
   Agribrands International*           3,700           174
   Aurora Foods*                      34,800           313
   Canandaigua Brands, Cl A*           2,500           133
   Corn Products International        25,500           800
   Dean Foods                         16,800           667
   Hain Food Group*                    7,500           172
   International Home Foods**         10,600           186
   M&F Worldwide*                     59,100           325
   Pilgrim's Pride, Cl A*              8,950            53
   Pilgrims Pride                     17,900           139
   Ralcorp Holdings*                  22,400           438
   Robert Mondavi*                    18,900           727
   Smithfield Foods*                  34,200           876
   Universal                          30,900           794
   Universal Foods                    10,800           230
   Wild Oates Markets*                39,200         1,397
                                                ----------
                                                     8,308
                                                ----------
GAS/NATURAL GAS -- 1.3%
   Connecticut Energy                 20,400           805
   Energen                            20,220           389
   Northwest Natural Gas              28,500           716
   Oneok                              44,200         1,191
   Southwest Gas                      25,900           607
   UGI                                25,800           505
   Washington Gas Light               51,400         1,439
   Wicor                              29,300           879
                                                ----------
                                                     6,531
                                                ----------
HOTELS & LODGING -- 0.3%
   Aztar*                            131,300         1,403
                                                ----------
                                                     1,403
                                                ----------
HOUSEHOLD FURNITURE & FIXTURES -- 0.6%
   Chromcraft Revington*              17,200           196
   Ethan Allen Interiors              37,050         1,232
   Furniture Brands International*    37,300           727
   O'Sullivan Industries Holdings*    50,260           861
                                                ----------
                                                     3,016
                                                ----------
HOUSEHOLD PRODUCTS -- 0.7%
   Genlyte Group*                     47,400         1,144
   Salton/Maxim Housewares*           56,200         1,387
   Simpson Manufacturing*             12,100           504
   Thomas Industries                  23,865           385
                                                ----------
                                                     3,420
                                                ----------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- 3.1%
   Annuity & Life Re Holdings*        39,200    $    1,117
   Arthur J Gallegher                 17,500           954
   Chicago Title                       9,400           427
   CNA Surety*                        14,500           161
   Delphi Financial Group, Cl A*      10,801           335
   EW Blanch Holdings                 23,300         1,351
   Everest Reinsurance Holdings       42,200         1,002
   FBL Financial Group, Cl A          24,900           433
   Financial Security Assurance
     Holdings                         20,600         1,088
   First American Financial           59,960           772
   HCC Insurance Holdings             38,000           404
   Healthcare Recoveries*             20,000            65
   Hilb, Rogal and Hamilton           45,400         1,231
   IPC Holdings                       14,200           258
   LaSalle Re Holdings                13,000           156
   Leucadia National                  27,700           604
   Merchants Group                     2,300            52
   Mony Group*                        25,900           764
   Pico Holdings*                     10,300           155
   Presidential Life                  58,390         1,022
   Radian Group                       28,912         1,413
   Risk Capital Holdings*             50,000           647
   Scottish Annuity & Life*           53,800           457
   Stewart Information Services       74,300         1,003
   UICI*                               3,800            93
                                                ----------
                                                    15,964
                                                ----------
LEASING & RENTING -- 0.2%
   Rent-A-Center*                     18,300           335
   Rent-Way*                          25,400           387
   Xtra                               10,400           416
                                                ----------
                                                     1,138
                                                ----------
LEISURE PRODUCTS -- 0.5%
   Acclaim Entertainment*             27,700           178
   Boyds Collection*                  14,900           130
   Fossil*                             7,600           160
   Jostens                            48,300           888
   Standard Motor Products            26,100           478
   T-HQ*                              14,800           796
                                                ----------
                                                     2,630
                                                ----------
LUMBER & WOOD PRODUCTS -- 0.2%
   TJ International                   20,610           859
                                                ----------
                                                       859
                                                ----------
MACHINERY -- 2.7%
   AGCO                               19,900           252
   Amcast Industrial                  20,810           291
   Applied Power                      10,000           319
   Applied Science & Technology*       4,300           102
   Aptar Group                        32,000           868

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)



SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Astec Industries*                  30,900    $      769
   Asyst Technologies*                37,100         1,482
   Briggs & Stratton                  10,900           582
   Commercial Intertech               25,200           317
   Cree Research*                     33,500         1,914
   Gardner Denver Machinery*          14,645           240
   Gehl*                              11,400           205
   Gleason                           101,400         1,800
   Kulicke & Soffa Industries*         9,000           321
   Lincoln Electric Holdings          77,400         1,572
   Manitowoc                          27,900           851
   Micrel*                            13,000           640
   Moog*                              13,300           349
   Pentair                             6,200           230
   Roper Industries                    4,300           160
   SPS Technologies*                  10,500           344
   Toro                                4,300           139
   Twin Disc                          13,400           187
                                                ----------
                                                    13,934
                                                ----------
MANUFACTURING -- 0.9%
   Aviall*                            76,400           583
   Champion Enterprises*              45,500           390
   Donaldson                          10,800           244
   NCH                                 7,150           333
   Newport News Shipbuilding          36,800         1,214
   Zebra Technologies, Cl A*          29,100         1,757
                                                ----------
                                                     4,521
                                                ----------
MARINE TRANSPORTATION -- 0.1%
   Alexander & Baldwin                27,100           617
                                                ----------
                                                       617
                                                ----------
MEASURING DEVICES -- 0.2%
   Advanced Energy Industries*         5,100           171
   LTX*                               11,700           211
   Moore Products*                     5,700           192
   Tektronix                          18,500           629
                                                ----------
                                                     1,203
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 2.8%
   Apria Healthcare Group*            10,100           141
   Conmed*                            13,600           343
   Diagnostic Products                16,400           413
   Gliatech*                           5,200            69
   Hanger Orthopedic Group*           58,000           595
   Imation*                           19,100           615
   Impath*                             9,500           213
   Interim Services*                  37,600           693
   Invacare                            7,500           158
   King Pharmaceuticals*              67,700         3,123
   Laser Vision Centers*              39,500           573
   Lifepoint Hospitals*               41,400           486

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Lincare Holdings*                  28,700    $      814
   Medquist*                          16,500           470
   Minimed*                            6,600           484
   Optical Coating Laboratory          1,300           256
   Orthodontic Centers of America*    43,000           524
   PolyMedica*                        42,200           739
   Province Healthcare*                2,200            45
   Quest Diagnostic*                  23,100           703
   Resmed*                            24,900           998
   Sciquest.com*                         750            25
   Sola International*                27,600           393
   Techne*                             5,000           243
   Trigon Healthcare*                 35,900         1,057
   Wesley Jessen*                      5,500           157
                                                ----------
                                                    14,330
                                                ----------
METALS & MINING -- 0.3%
   Cleveland Cliffs                   46,100         1,348
   Kaiser Aluminum*                   57,100           378
                                                ----------
                                                     1,726
                                                ----------
MISCELLANEOUS BUSINESS SERVICES-- 13.6%
   24/7 Media*                        29,000         1,472
   ABM Industries                      7,300           157
   About.com*                         17,250           737
   Acxiom*                            42,300           752
   Advent Software*                   21,625         1,211
   Advo Systems*                      51,300         1,055
   American Management Systems        17,400           511
   Ardent Software*                   68,600         1,801
   Aspect Development*                13,700           654
   AVT*                                5,400           217
   Aware*                             14,600           553
   BEA Systems*                       35,300         2,868
   Black Box*                          5,500           327
   Bluestone Software*                 6,100           384
   Brio Technology*                   25,100           944
   Broadbase Software*                13,200         1,147
   Business Objects*                  17,200         1,522
   Cacheflow*                            450            68
   Caci International*                 4,900           108
   Career Education*                   3,500           116
   Checkpoint Software*                9,500         1,345
   Clarent*                            5,800           471
   Complete Business Solutions*       31,000           587
   Computer Task Group                18,100           268
   CSG Systems International*          5,100           223
   Cysive*                             8,650           437
   Dendrite International*             9,600           264
   Diamond Technology Partners*        3,700           194
   Digex*                             20,550           688
   Digital River*                      6,400           195
   Dset*                              26,100           682
   Earthlink Network*                 11,700           613

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Exchange Applications*             30,400    $    1,847
   Expedia Inc, Cl A*                 18,000         1,009
   FileNet*                           30,200           604
   Foundry Networks*                   2,000           682
   Genesys Telecom Labs*              11,000           564
   Getthere.com*                         250             6
   Globix*                             4,500           180
   Goto.com*                           6,000           546
   Homestore.com*                     15,000           979
   Hooper Holmes                      68,100         1,609
   Imanage Inc*                          550            21
   Informatica*                       10,800           787
   Interactive Intelligence*          18,300           512
   ISS Group*                         26,400         1,274
   Lason*                              4,300           105
   Liquid Audio*                      20,200           692
   Loislaw.com*                        7,200           220
   Macromedia*                        40,200         2,643
   Mastech*                           35,200           662
   Memberworks*                       29,900           748
   Midway Games*                       5,500           119
   Modis Professional Services*       48,100           514
   National Information Consortium*   35,000           928
   National Instruments*              12,000           360
   NCO Group*                         30,900         1,433
   Netegrity*                         22,500           917
   Netiq*                             33,400         1,394
   Netopia*                           29,850         1,664
   Network Solutions*                 14,100         2,101
   Officail Payments*                    500            18
   On Assignment*                     15,300           429
   Peregrine Systems*                 33,900         2,373
   Progress Software*                 38,000         1,515
   Proxicom*                          20,100         1,387
   Radiant Systems*                    8,600           213
   Radisys*                           20,250           909
   Rainmaker Systems*                  5,100           114
   Real Network*                       8,600         1,200
   Retek*                              1,150            78
   Segue Software*                     5,200           135
   Sensormatic Electronics            89,300         1,423
   Sybase*                           231,300         3,730
   Take-Two Interactive Software*     10,000           128
   Tibco Software*                    10,350         1,004
   Transaction Systems Architects*     1,000            35
   TSI International Software*        18,600           859
   USWeb*                              4,800           199
   Verio*                             54,200         3,089
   Veritas Software*                  13,800         1,264
   Vignette*                           3,700           765
   Vitria Technology*                  1,800           180


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Xircom*                            36,800    $    1,932
                                                ----------
                                                    70,670
                                                ----------
MISCELLANEOUS CONSUMER SERVICES-- 0.4%
   CSK Auto*                           8,500           151
   G&K Services                        1,500            51
   Hotjobs.com Ltd*                   40,850         1,325
   Metamor Worldwide*                 10,800           285
   Regis                              10,500           217
                                                ----------
                                                     2,029
                                                ----------
MISCELLANEOUS MANUFACTURING -- 1.2%
   Blyth Industries*                   9,300           223
   Cable Design Technologies*          6,100           146
   Commscope*                         54,900         2,313
   Craig*                             37,000           216
   Department 56*                     24,200           452
   General Cable*                     70,600           547
   Kemet*                             62,400         2,262
                                                ----------
                                                     6,159
                                                ----------
MISCELLANEOUS TRANSPORTATION -- 0.1%
   Fleetwood Enterprises              23,900           502
                                                ----------
                                                       502
                                                ----------
OFFICE FURNITURE & FIXTURES -- 0.4%
   Kimball International, Cl B        87,420         1,448
   PH Glatfelter                      28,800           371
                                                ----------
                                                     1,819
                                                ----------
PAPER & PAPER PRODUCTS -- 0.5%
   Boise Cascade                       6,400           222
   Domtar                             73,400           835
   Fletcher Challenge Energy ADR*     16,200           367
   Mail-Well*                         24,800           296
   Potlatch                           12,800           518
   Rock Tenn, Cl A                    28,200           437
                                                ----------
                                                     2,675
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.4%
   Cabot Oil & Gas, Cl A              29,000           444
   Cal Dive International*            23,200           844
   Citation*                          16,700           283
   Equitable Resources                 5,200           181
   Forest Oil*                        90,600         1,036
   Giant Industries                   24,400           212
   Helmerich & Payne                  16,000           362
   Louis Dreyfus Natural Gas*         19,300           347
   Newfield Exploration*              39,599         1,022
   Ocean Energy*                      46,600           355
   Oceaneering International*         20,100           261

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)


SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Patina Oil & Gas                   35,800    $      255
   Prima Energy*                       2,700            68
   Santa Fe Snyder*                   53,000           424
   Seitel*                            44,200           298
   Stone Energy*                       4,300           167
   Swift Energy*                      56,900           633
   Tom Brown*                         28,400           332
                                                ----------
                                                     7,524
                                                ----------
PETROLEUM REFINING -- 0.5%
   Murphy Oil                         15,000           848
   Tesoro Petroleum*                  91,300         1,096
   Ultramar Diamond Shamrock          22,500           570
                                                ----------
                                                     2,514
                                                ----------
PHOTOGRAPHIC EQUIPMENT &
SUPPLIES -- 0.2%
   Pinnacle Systems*                  31,900         1,053
   Polaroid                           10,500           202
                                                ----------
                                                     1,255
                                                ----------
PRINTING & PUBLISHING -- 0.8%
   Courier                            24,000           543
   Electronics for Imaging*            5,500           245
   Giant Cement Holding*              45,700         1,408
   Standard Register                   5,810           122
   Topps*                             25,600           291
   Valassis Communications*            5,800           228
   Wallace Computer Services          56,900         1,142
                                                ----------
                                                     3,979
                                                ----------
PROFESSIONAL SERVICES -- 0.8%
   CDI*                               32,200           781
   Consolidated Graphics*             22,600           507
   Devry*                             21,000           424
   FYI*                                4,400           141
   Harding Lawson Associates
     Group*                           18,800           141
   Management Network Group*           2,700            91
   Navigant Consulting*               10,900           116
   Pre Paid Legal*                     4,000            96
   Profit Recovery Group
     International*                   16,000           593
   Promedco Management*                5,000            10
   RH Donnelley                       18,600           346
   Student Advantage*                 51,250           833
   Tetra Tech*                        17,577           200
   US Oncology*                       18,600            88
                                                ----------
                                                     4,367
                                                ----------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
REAL ESTATE -- 0.7%
   Centex Construction Products       18,200    $      636
   Trizec Hahn*                       92,700         1,524
   Urban Shopping Centers             63,200         1,631
                                                ----------
                                                     3,791
                                                ----------
RETAIL -- 4.5%
   Action Performance*                16,500           279
   American Eagle Outfitters*         22,700         1,037
   Ann Taylor Stores*                  5,400           233
   Brinker International*              5,700           129
   Buckle*                             3,000            47
   Burlington Coat Factory
     Warehouse*                       28,800           369
   CDW Computer Centers*               4,600           323
   Cec Entertainment*                  5,000           150
   Children's Place Retail Stores*    30,000           741
   Claire's Stores                    33,200           720
   Cost Plus*                          6,000           222
   Dress Barn*                        23,670           404
   Footstar*                          12,000           398
   Grand Union*                       73,200           778
   Haverty Furniture                  69,400           954
   Homebase*                          56,000           193
   InterTAN*                           8,900           213
   Intimate Brands                     5,460           234
   Jack In Box*                        8,800           185
   Jo-Ann Stores, Cl A*               45,800           598
   Linens `N Things*                  24,100           813
   Michaels Stores*                   20,100           631
   Mueller Industries*                40,800         1,469
   Neiman-Marcus Group, Cl A          32,000           920
   Pacific Sunwear of California*     71,775         2,216
   PJ America*                        20,100           319
   Rare Hospitality International*    16,600           353
   Rex Stores*                         2,700           101
   Ruby Tuesday                       28,300           570
   Ryan's Family Steak Houses*       121,730         1,202
   Shopko Stores                      31,750           720
   Smarterkids.com*                    5,350            82
   Sonic Automotive*                  11,200           101
   Spiegel Incorporated, Cl A        131,400         1,051
   Talbots                             3,700           179
   Valuevision International*         15,000           675
   Warnaco Group                      13,800           171
   Williams Sonoma*                    8,800           480
   Zale*                              56,600         2,865
                                                ----------
                                                    23,125
                                                ----------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
RUBBER & PLASTIC -- 0.4%
   Carlisle Companies                 25,000    $      839
   Cooper Tire and Rubber             23,900           359
   Gundle/Slt Environmental*          22,100            91
   Mark IV Industries                 16,600           311
   Spartech                           16,800           530
                                                ----------
                                                     2,130
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.1%
   Actel*                             13,500           318
   Alpha Industries*                   4,400           266
   Atmi*                              13,100           399
   Burr-Brown*                        31,400         1,391
   Conexant Systems*                  24,000         1,422
   Credence Systems*                  50,800         2,943
   Cymer*                             47,200         1,888
   Cypress Semiconductor*             17,600           480
   Electroglas*                       70,600         2,010
   ESS Technology*                    15,400           331
   FSI International*                 57,100           537
   Hadco*                              4,400           208
   Helix Technology                   57,400         2,324
   Integrated Device Technology*      62,300         1,468
   International Rectifier*          144,000         2,916
   Methode Electronics, Cl A          24,100           651
   MIPS Technologies*                 27,000         1,191
   MMC Networks*                       6,800           134
   Qlogic*                             3,900           441
   Santa Cruz Operation*             103,500         1,546
   Semtech*                            4,700           229
   Silicon Valley Group*              38,400           550
   Stoneridge*                        37,700           509
   Transwitch*                         5,150           242
   Triquint Semiconductor*            10,700           911
   Vicor*                             41,100         1,331
   Virata                                600            19
                                                ----------
                                                    26,655
                                                ----------
SPECIALTY CONSTRUCTION -- 0.7%
   Caprock Communications*            28,300           690
   DR Horton*                         77,100         1,060
   Elcor                               5,250           170
   Insituform Technologies*           54,400         1,363
   Quanta Services*                    6,300           176
                                                ----------
                                                     3,459
                                                ----------
SPECIALTY MACHINERY -- 0.4%
   Powell Industries*                 43,700           339
   Schnitzer Steel Industries, Cl A   29,400           555
   Tecumseh Products, Cl A            23,700         1,138
   York International                 13,200           295
                                                ----------
                                                     2,327
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
STEEL & STEEL WORKS -- 1.1%
   AK Steel Holding                  123,991    $    2,054
   Chicago Bridge & Iron                 700            10
   Howmet International*              33,000           599
   Insteel Industries                 30,800           260
   Intermet                           71,400           723
   LTV                               105,000           368
   National Steel, Cl B*              34,430           200
   Roanoke Electric Steel             26,900           437
   Ryerson Tull                       28,600           585
   Worthington Industries             24,400           390
                                                ----------
                                                     5,626
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 3.1%
   Allegiance Telecommunications*     22,900         1,692
   American Tower Systems*            43,500         1,136
   Audiovox, Cl A*                   103,300         3,073
   Concentric Network*                39,200         1,115
   Copper Mountain Networks*          12,500         1,043
   Covad Communications Group*        18,500           961
   Deltatree.com, Cl A*                  250             7
   Dycom Industry*                     5,000           201
   Electric Lightwave*                49,900           761
   ICG Communications*                33,200           629
   ITC Deltacom*                      13,700           376
   ITXC*                              18,600           797
   Korea Thrunet Ltd, Cl A*              300            17
   Lightbridge*                        9,800           198
   Metromedia Fiber Network*          18,800           729
   Pacific Gateway Exchange*          20,100           367
   Pinnacle Holdings*                 32,500           928
   Primus Telecommunications Group*   25,900           771
   Teligent*                           7,200           407
   Triton PCS Holdings, Cl A*          7,900           369
   Viatel*                            15,800           664
                                                ----------
                                                    16,241
                                                ----------
TESTING LABORATORIES -- 0.3%
   Medimmune*                          9,900         1,190
   Plexus*                             6,400           252
                                                ----------
                                                     1,442
                                                ----------
TRANSPORTATION SERVICES -- 0.3%
   Forward Air*                       27,700           862
   GATX                               18,280           601
                                                ----------
                                                     1,463
                                                ----------
TRUCKING -- 1.2%
   American Freightways*               8,900           154
   Arkansas Best*                     21,900           274
   Arnold Industries                   6,100            77
   CH Robinson Worldwide               8,000           279
   Consolidated Freightways*          27,000           246

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)



SMALL CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Expeditors International of
     Washington                       13,800    $      562
   Landstar System*                    4,900           196
   Roadway Express                    33,400           664
   Rollins Truck Leasing              44,850           527
   Swift Transportation*              12,375           196
   US Freightways                     58,020         2,422
   Werner Enterprises                  7,500           113
   Yellow*                            18,820           316
                                                ----------
                                                     6,026
                                                ----------
WHOLESALE -- 3.0%
   Airgas*                            46,000           449
   Amerisource Health*                10,500           130
   Barnes Group                       21,160           344
   Barnett*                           57,400           504
   Bindley Western Industries         42,934           569
   BJ's Wholesale Club*               39,300         1,469
   Commercial Metals                  26,100           835
   Copart*                            37,100           965
   Crane                              23,400           430
   Handleman                          22,400           346
   Harmonic Lightwaves*                5,200           313
   Insight Enterprises*               57,000         1,913
   LB Foster, Cl A*                   81,900           389
   Patterson Dental*                  44,400         2,037
   Performance Food Group*             6,500           163
   Price Communications*               8,835           221
   Priority Healthcare, Cl B*         22,800           564
   Sagent Technology*                 32,200           640
   Scientific Learning                28,150           764
   Syncor International*              26,300           738
   Tower Automotive*                  13,000           195
   United Stationers                   9,900           230
   US Foodservice*                    16,000           290
   Vitaminshoppe.com*                 60,400           876
                                                ----------
                                                    15,374
                                                ----------
Total Common Stocks
   (Cost $406,193)                                 465,347
                                                ----------
--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                        (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.5%
   United States Treasury Bill (A)
     5.030%, 02/03/00                 $2,600    $    2,577
                                                ----------
Total U.S. Treasury Obligation
   (Cost $2,579)                                     2,577
                                                ----------

REPURCHASE AGREEMENT -- 9.4%
   J.P. Morgan
     5.630%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $48,660,000
     (collateralized by FHLMC
     Obligation, total par value
     $51,430,000, 5.750%, 03/15/09,
     total market value:
     $48,211,000)                     48,652        48,652
                                                ----------
Total Repurchase Agreement
   (Cost $48,652)                                   48,652
                                                ----------

MONEY MARKET FUND -- 0.5%
   Evergreen Select                2,654,541         2,654
                                                ----------
Total Money Market Fund
   (Cost $2,654)                                     2,654
                                                ----------
Total Investments -- 100.0%
   (Cost $460,078)                                $519,230
                                                ==========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
REIT -- REAL ESTATE INVESTMENT TRUST
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 17.4%
    U.S. Treasury Bonds
     11.875%, 11/15/03                $  210         $ 251
     10.750%, 08/15/05                14,275        17,254
      9.875%, 11/15/15                22,750        29,909
      9.250%, 02/15/16                78,770        98,926
      8.000%, 11/15/21                44,775        52,017
   U.S. Treasury Notes
      6.375%, 01/15/00                   525           525
      5.500%, 02/29/00                 3,140         3,141
      6.500%, 10/15/06                   330           334
      6.000%, 08/15/09                 2,600         2,566
      5.250%, 11/15/28                 2,815         2,376
      6.125%, 08/15/29                 7,620         7,466
   U.S. Treasury Notes (D)
      3.625%, 01/15/08                17,350        16,716
      3.625%, 04/15/28                25,676        23,496
      3.875%, 04/15/29                38,154        36,532
   U.S. Treasury STRIPS
      0.000%, 11/15/04                 7,500         5,499
                                                ----------
Total U.S. Treasury Obligations
   (Cost $304,236)                                 297,008
                                                ----------

CORPORATE OBLIGATIONS -- 19.1%
AEROSPACE & DEFENSE -- 0.2%
   Lockheed Martin
     8.500%, 12/01/29                  2,560         2,525
   TCI Communications
     6.375%, 05/01/03                  1,080         1,061
                                                ----------
                                                     3,586
                                                ----------
AIR TRANSPORTATION -- 1.0%
   Air 2 Us (B)
     8.027%, 10/01/20                  2,000         2,021
   America West Air (B)
     7.930%, 01/02/19                  7,000         6,873
   Continental Airlines
     6.800%, 07/02/07                  1,327         1,258
   Federal Express
     9.650%, 06/15/12                  1,275         1,434
     6.845%, 01/15/19                    605           571
     9.625%, 10/15/19                    150           156
   Northwest Airlines
     8.130%, 02/01/14                  1,230         1,163
   US Air
     7.500%, 04/15/08                  3,501         3,448
                                                ----------
                                                    16,924
                                                ----------
AUTOMOTIVE -- 0.2%
   Ford Motor
     6.375%, 02/01/29                  3,000         2,565
     7.400%, 11/01/46                    200           191
                                                ----------
                                                     2,756
                                                ----------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
BANKS -- 2.3%
   AAAB
     7.250%, 05/31/05               $  1,000        $  996
   ABN Amro Bank of Chicago
     6.625%, 10/31/01                  1,000           996
   Banco Santander Chile
     6.500%, 11/01/05                  4,100         3,915
   BankAmerica
     9.200%, 05/15/03                    150           160
   BankBoston MTN
     6.375%, 04/15/08                  1,000           936
   Bankers Trust
     8.125%, 05/15/02                  6,200         6,355
   Chase Manhattan
     8.625%, 05/01/02                  1,000         1,037
   Continental Bank, NA
     12.500%, 04/01/01                 1,000         1,071
   Dresdner Bank
     7.250%, 09/15/15                  1,750         1,643
   Equitable
     9.000%, 12/15/04                    700           751
   First Chicago Bank
     8.875%, 03/15/02                  2,700         2,805
   First National Bank of Omaha
     7.320%, 12/01/10                    250           246
   JP Morgan Capital
     7.950%, 02/01/27                    200           188
   KBC Bank Funding Trust III (B)
     9.860%, 11/01/49                    340           354
   Korea Development Bank
     7.125%, 09/17/01                    540           537
   Midland Bank
     6.950%, 03/15/11                  1,750         1,665
   Midlantic
     9.200%, 08/01/01                  1,085         1,126
   National Bank of Hungary
     8.875%, 11/01/13                    650           669
   National Westminster Bancorp
     9.375%, 11/15/03                  1,900         2,064
   NCNB Bank
     10.200%, 07/15/15                 2,850         3,484
   Security Pacific
     11.000%, 03/01/01                 2,750         2,887
   Sumitomo Bank International
     9.550%, 07/15/00                  2,000         2,020
   Swiss Bank
     7.375%, 07/15/15                  2,300         2,242
     7.000%, 10/15/15                    300           283
   Westpac Banking
     7.875%, 10/15/02                    500           511
                                                ----------
                                                    38,941
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)


CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   Continental Cablevision
     9.000%, 09/01/08                 $  800        $  870
     9.500%, 08/01/13                  4,700         5,235
   Cox Communication
     7.875%, 08/15/09                    440           453
   Jones Intercable
     8.875%, 04/01/07                  2,740         2,987
   TCI Communications
     7.875%, 02/15/26                  2,150         2,198
     7.125%, 02/15/28                  6,860         6,431
                                                ----------
                                                    18,174
                                                ----------
CHEMICALS -- 0.3%
   Dow Chemical
     7.375%, 11/01/29                  1,050         1,021
   EI du Pont de Nemours
     6.875%, 10/15/09                  3,500         3,443
                                                ----------
                                                     4,464
                                                ----------
ELECTRICAL SERVICES -- 0.5%
   Arizona Public Service
     8.000%, 12/30/15                  1,000           996
   Commonwealth Edison
     9.875%, 06/15/20                    493           544
   Korea Electric Power
     7.750%, 04/01/13                    930           867
     6.750%, 08/01/27                    450           429
   National Rural Utilities
     Cooperative Finance
     9.000%, 09/01/21                  2,100         2,155
   Pandhandle Eastern Pipeline
     7.000%, 07/15/29                  1,300         1,153
   Province of New Foundland
     10.000%, 12/01/20                 1,200         1,475
   System Energy Resources
     7.430%, 01/15/11                    342           328
   USF&G
     7.125%, 06/01/05                  1,000           994
                                                ----------
                                                     8,941
                                                ----------
ENTERTAINMENT -- 0.2%
   News America Holdings
     10.125%, 10/15/12                 1,400         1,545
   Time Warner
     9.125%, 01/15/13                  1,175         1,317
                                                ----------
                                                     2,862
                                                ----------
FINANCIAL SERVICES -- 6.6%
   Associated P&C Holdings (B)
     6.750%, 07/15/03                  5,100         5,011
   Bankamerica
     8.375%, 03/15/02                    800           825

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Bear Stearns
     6.250%, 07/15/05                 $  800        $  757
   Countrywide Capital I
     8.000%, 12/15/26                    600           545
   Countrywide Funding (A)
     6.299%, 01/26/00                  5,000         5,000
   Diageo Capital PLC
     6.675%, 06/24/04                  4,700         4,635
   Donaldson Lufkin & Jenrette
     6.000%, 12/01/01                  3,000         2,940
     6.170%, 07/15/03                  3,000         2,906
   Fleet Financial Group
     6.875%, 03/01/03                  1,000           989
   Ford Capital Note
     9.875%, 05/15/02                  1,550         1,649
   Ford Motor Capital
     9.500%, 07/01/01                  4,000         4,160
     9.500%, 06/01/10                  1,000         1,135
   Progress Cap Holdings MTN
     6.750%, 12/10/07                  3,000         2,819
   Ford Motor Capital
     7.700%, 05/15/97                  1,300         1,272
   Ford Motor Credit
     5.800%, 01/12/09                  5,400         4,874
   GMAC
     5.950%, 03/14/03                  1,000           970
     5.850%, 01/15/09                  5,000         4,519
     Zero Coupon, 06/15/15             2,600           796
   Goldman Sachs
     6.250%, 02/01/03                    800           777
   HVB Funding Trust (B)
     9.000%, 10/22/31                    500           500
   Heller Financial MTN (A)
     5.846%, 09/25/00                  6,000         6,043
   Lehman Brothers
     9.875%, 10/15/00                  1,625         1,667
     6.125%, 02/01/01                  1,750         1,735
     8.750%, 05/15/02                  1,602         1,656
     8.750%, 03/15/05                  1,250         1,309
   Lehman Brothers Holdings
     8.875%, 03/01/02                  2,600         2,688
     7.500%, 09/01/06                  4,000         3,940
   Marlin Water Trust (B)
     7.090%, 12/15/01                  1,000           984
   Merrill Lynch
     6.875%, 11/15/18                  3,075         2,787
     7.430%, 09/01/22                    846           847
   Newcourt Credit
     7.125%, 12/17/03                  3,000         2,947
     6.875%, 02/16/05                  3,000         2,895
   Osprey Trust (B)
     8.310%, 01/15/03                  3,700         3,686
   Paine Webber Group
     7.875%, 02/15/03                  1,500         1,519

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
     6.930%, 08/15/03                 $  325        $  319
     6.450%, 12/01/03                  1,450         1,397
     6.730%, 01/20/04                    150           145
     8.875%, 03/15/05                  1,100         1,155
     7.390%, 10/16/17                  3,000         2,715
   Principal Financial Group (A)
     8.200%, 08/15/09                  4,000         4,079
   Salomon Brothers
     7.500%, 02/01/03                    750           759
     6.750%, 02/15/03                  1,650         1,638
     7.000%, 06/15/03                  2,000         1,998
   Security Capital Group
     7.750%, 11/15/03                  1,600         1,564
   The Money Store (A)
     5.520%, 07/15/25                  1,059         1,052
   Transamerica Finance
     6.125%, 11/01/01                  2,800         2,758
   Wharf International Finance
     7.625%, 03/13/07                    575           528
   Yosemite Security Trust (B)
     8.250%, 11/15/04                  2,500         2,497
   Zurich Capital Trust (B)
     8.376%, 06/01/37                  8,300         8,072
                                                ----------
                                                   112,458
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.4%
   J Seagram & Sons
     6.400%, 12/15/03                  1,930         1,855
     6.800%, 12/15/08                    930           881
     7.500%, 12/15/18                  1,460         1,407
     7.600%, 12/15/28                  1,490         1,427
   Pepsi Bottling
     7.000%, 03/01/29                  4,600         4,238
   Philip Morris
     7.750%, 01/15/27                  5,570         5,117
   RJR Nabisco
     7.750%, 05/15/06                  3,760         3,376
     6.375%, 02/01/35                  3,000         2,843
   RJR Nabisco (B)
     7.875%, 05/15/09                  2,530         2,189
                                                ----------
                                                    23,333
                                                ----------
GAS/NATURAL GAS -- 0.1%
   K N Energy
     9.625%, 08/01/21                  1,400         1,472
                                                ----------
                                                     1,472
                                                ----------
GENERAL UTILITIES -- 0.2%
   PSI Energycorp
     7.850%, 10/15/07                  3,100         3,123
                                                ----------
                                                     3,123
                                                ----------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
   Allstate Insurance
     7.500%, 06/15/13               $  1,000         $ 996
   Cendant
     7.750%, 12/01/03                  4,100         4,044
   Lincoln National
     9.125%, 10/01/24                  1,000         1,040
   Loew's
     7.625%, 06/01/23                    450           413
   Royal & Sun Alliance (B)
     8.950%, 10/15/29                  1,680         1,655
                                                ----------
                                                     8,148
                                                ----------
LUMBER & WOOD PRODUCTS -- 0.2%
   Georgia Pacific
     9.500%, 12/01/11                  1,300         1,464
 9.875%, 11/01/21                      1,800         1,924
                                                ----------
                                                     3,388
                                                ----------
MACHINERY -- 0.3%
   Caterpillar
     9.750%, 06/01/19                  1,300         1,365
   John Deere
     6.000%, 02/15/09                  1,700         1,536
   Tenneco
     7.950%, 12/15/25                    125           120
   Tenneco Packaging
     8.000%, 04/15/07                  2,000         2,007
                                                ----------
                                                     5,028
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 0.3%
   United Healthcare
     6.600%, 12/01/03                  5,000         4,858
                                                ----------
                                                     4,858
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.9%
   Northrop-Gruman
     9.375%, 10/15/24                  2,990         3,184
   NRG Energy (B)
     7.625%, 02/01/06                  4,000         3,910
   Phillips Petroleum
     9.180%, 09/15/21                  1,200         1,250
   Pohang Iron & Steel
     7.125%, 07/15/04                    500           479
     7.375%, 05/15/05                    250           240
   Rohm & Haas
     7.850%, 07/15/29                  3,000         3,060
   YPF Sociedad Anonima
     7.750%, 08/27/07                  3,000         2,906
                                                ----------
                                                    15,029
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)


CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS TRANSPORTATION -- 0.6%
   British Aerospace Financial (B)
     7.500%, 07/01/27               $  5,000      $  4,844
   Consolidated Rail
     7.875%, 05/15/43                    450           435
   Union Pacific
     7.000%, 02/01/16                  5,000         4,531
     6.625%, 02/01/29                    800           669
                                                ----------
                                                    10,479
                                                ----------
PAPER & PAPER PRODUCTS -- 0.0%
   Federal Paperboard
     8.875%, 07/01/12                    300           335
   Union Camp
     10,000%, 05/01/19                    72            76
   Weyerhaeuser
     7.250%, 07/01/13                    325           317
                                                ----------
                                                       728
                                                ----------
PRECIOUS METALS -- 0.0%
   Wharf Capital
     8.875%, 11/01/04                    375           375
                                                ----------
                                                       375
                                                ----------
PRINTING & PUBLISHING -- 0.3%
   Time Warner Entertainment
     8.375%, 07/15/33                  5,000         5,300
                                                ----------
                                                     5,300
                                                ----------
REAL ESTATE -- 0.4%
   Oneok
     7.750%, 08/15/06                  7,000         7,035
                                                ----------
                                                     7,035
                                                ----------
RETAIL -- 0.4%
   Dayton Hudson
     8.600%, 01/15/12                    175           191
   Dillards
     6.875%, 06/01/05                  1,500         1,452
   JC Penney
     9.750%, 06/15/21                  1,200         1,259
     6.900%, 08/15/26                  1,650         1,588
   Loew's
     7.000%, 10/15/23                  1,350         1,166
   May Department Stores
     9.875%, 06/15/21                  1,500         1,613
                                                ----------
                                                     7,269
                                                ----------
STEEL & STEEL WORKS -- 0.2%
   Dynegy
     7.450%, 07/15/06                  3,000         2,974
                                                ----------
                                                     2,974
                                                ----------
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 0.5%
   Metronet Communications (A)
     Zero Coupon, 06/15/08          $  3,000      $  2,336
   New York Telephone
     9.375%, 07/15/31                  2,768         2,931
   Sprint Capital
     6.875%, 11/15/28                    890           810
   US West Communication
     8.875%, 06/01/31                  2,200         2,261
                                                ----------
                                                     8,338
                                                ----------
WATER UTILITIES -- 0.4%
   Hydro Quebec, Ser FU
     11.750%, 02/01/12                   820         1,099
   Hydro Quebec, Ser GW
     9.750%, 01/15/18                  4,110         4,336
   Norsk Hydro A/S
     9.000%, 04/15/12                    525           583
                                                ----------
                                                     6,018
                                                ----------
WASTE DISPOSAL -- 0.2%
   USA Waste Services
     7.125%, 12/15/17                  5,425         4,014
                                                ----------
                                                     4,014
                                                ----------
Total Corporate Obligations
   (Cost $338,356)                                 326,015
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.6%
   FNMA Discount Note (C)
     5.478%, 05/11/00                  2,650         2,585
   FNMA ARM (A)
     6.029%, 05/01/29                  1,098         1,077
   FNMA STRIPS
     9.000%, 09/25/25                    140           146
   Resolution Trust Funding
     8.625%, 01/15/30                    250           301
   Resolution Trust Funding STRIPS
     Zero Coupon, 10/15/19            22,000         5,758
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $10,407)                                    9,867
                                                ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 31.0%
   FFCA Secured Lending, Ser 1999-2, Cl I0
     1.728%, 10/18/18                 32,432         2,904
   FHLMC REMIC, Ser 1563, Cl B (A)
     9.210%, 08/15/08                    107           106
   FHLMC REMIC Ser 1, Cl Z
     9.300%, 04/15/19                    338           353

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   FHLMC TBA
     7.000%, 01/01/30                $ 9,520      $  9,306
     7.500%, 01/01/30                  1,890         1,886
   FHLMC, Ser 1997-A, Cl A
     7.350%, 04/15/19                  1,487         1,482
   FHLMC TBA
     6.500%, 01/01/30                 29,190        27,840
     5.500%, 12/16/14                  2,000         1,873
   FHLMC
     8.500%, 09/01/08-04/01/09         1,449         1,515
     9.000%, 12/01/05                     16            17
     5.500%, 10/01/13-01/01/14        13,436        12,589
     9.750%, 10/01/14                    267           286
     8.000%, 04/01/08-08/01/26         3,971         4,049
     7.500%, 06/01/10-09/01/29         4,836         4,840
     7.000%, 01/01/11-09/01/25         5,953         5,827
     6.500%, 12/01/12-10/01/29        37,119        35,481
     6.000%, 11/01/13-01/02/29        14,671        13,871
     6.956%, 07/01/27                  2,088         2,098
   FNMA
     6.140%, 09/10/08                  1,475         1,355
     5.500%, 10/01/13-09/01/14        16,707        15,630
     6.500%, 10/01/08-11/01/29        16,464        15,989
     8.000%, 11/01/10-09/01/29        16,230        16,896
     7.000%, 05/01/11-10/01/29         6,423         6,365
     6.000%, 02/01/13-07/01/29        30,394        28,548
     8.500%, 09/01/13-09/01/29         2,990         3,083
     7.500%, 06/01/24-09/01/29        10,760        10,732
   FNMA CMO, Ser 1997-G5
     7.050%, 06/25/04                  1,668         1,671
   FNMA REMIC
     6.743%, 12/25/11                  2,205         2,158
     5.500%, 08/25/20                  1,105         1,047
   FNMA REMIC, Ser 1990-106, Cl-J
     8.500%, 09/25/20                    193           200
   FNMA REMIC, Ser 1991-156, Cl A
     7.500%, 10/25/21                    771           772
   FNMA STRIPS CMO
     0.000%, 07/01/26                    426           294
     0.000%, 04/01/27                    423           298
   FNMA TBA
     5.500%, 01/01/14                  2,953         2,761
     8.000%, 12/13/29                 13,370        13,550
     7.000%, 12/13/29                  5,000         4,884
     6.000%, 12/13/29                 13,000        12,045
     6.000%, 12/16/29                  3,000         2,780
     7.500%, 12/13/30                  5,000         4,984
     6.000%, 01/01/30                 13,960        12,935
     6.500%, 01/01/30                 33,360        31,786
     8.000%, 01/01/30                  2,280         2,333
     7.000%, 01/01/30                  5,000         4,884
     7.500%, 01/19/30                 81,450        81,195


--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   FNMA, PO
     Zero Coupon, 08/25/23             $  26          $ 24
     Zero Coupon, 08/25/23                 5             5
   GMAC, Ser 1999 Fl1, Cl A-5
     5.950%, 10/15/09                  6,300         6,300
   GNMA
     7.050%, 03/15/00                  1,340         1,347
     7.000%, 07/15/00-09/15/28        25,024        24,484
     8.500%, 11/15/00                     11            12
     7.500%, 09/15/06-09/15/29        10,775        10,759
     9.500%, 09/15/09                    207           222
     6.000%, 03/15/14-06/15/14           958           916
     7.375%, 06/20/21                  2,104         2,126
     6.500%, 08/15/23-04/15/29        13,864        13,253
     8.000%, 05/15/24-01/20/27         3,648         3,696
   GNMA (A)
     6.875%, 04/20/25                    646           654
   GNMA TBA
      6.000%, 01/01/15                 2,920         2,790
      6.500%, 01/15/29                    35            34
      6.000%, 02/20/29                 1,463         1,343
      7.500%, 12/20/29                 5,000         4,989
      6.500%, 01/01/30                21,300        20,255
      6.000%, 01/01/30                 7,310         6,743
      7.500%, 01/01/30                21,200        21,154
   GNMA, ARM (A)
      6.125%, 10/20/22                   415           423
   SLMA (A)
      5.593%, 07/25/11                 1,600         1,556
   SLMA, Ser 1996-3 A1 (A)
      5.626%, 10/25/04                   147           147
                                                ----------
Total U.S. Government
   Mortgage-Backed Obligations
   (Cost $533,990)                                 528,730
                                                ----------

ASSET-BACKED SECURITIES -- 3.5%
   Advanta Credit Card Master Trust II
     Ser 96-A, Cl A-1
     6.000%, 11/15/05                  3,320         3,249
   American Airlines
     9.780%, 11/26/11                  2,252         2,454
   Asset Securitization, Ser 1997-D4,
     Cl A1-C
     7.420%, 04/14/29                  3,000         3,048
   AT&T Universal Card Master Trust,
     Ser 1996-3, Cl A
     5.620%, 09/17/03                 10,400        10,409
   Citibank Credit Card Master
     Trust I PO, Ser 1996-1, Cl A
     Zero Coupon, 02/07/03             7,400         6,621

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)


CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Citibank Credit Card Master
     Trust I PO, Ser 1997-6, Cl A
     Zero Coupon, 08/15/06          $  1,175      $    846
   Continental Airlines, Ser 99-2,
     Cl C-1
     7.730%, 03/15/11                  3,000         2,968
   Discover Card Master Trust
     6.200%, 05/16/06                  5,000         4,896
   Discover Card Acceptance,
     Ser 1995-2, Cl A
     6.550%, 02/18/03                  1,275         1,279
   Dryden Investor Trust (B)
     7.157%, 07/23/08                  5,597         5,290
   First Union-Lehman Brothers CMO,
     IO, Ser 1997-C2, Cl IO
     1.530%, 11/18/27                  2,036           148
   GMACC, Ser 98, Cl C2
     0.823%, 05/15/31                 14,035           546
   MBNA Master Credit Card Trust,
     Ser 1999-J, Cl A
     7.000%, 02/15/12                    800           797
   Metropolitan Asset Funding
     REMIC, Ser 97-B
     7.130%, 03/22/12                  3,000         3,008
   Metropolitan Asset Funding
     REMIC, Ser 97-B, Cl A-1B
     6.670%, 12/20/06                  2,279         2,262
   Morgan Stanley Capital (A)
     0.840%, 12/15/12                  4,917           216
   Sears Credit Account Master Trust,
     Ser 1995-3, Cl A
     7.000%, 10/15/04                    975           981
   United Airlines Equipment,
     Ser 1991, Cl C
     10.360%, 11/12/12                 1,445         1,664
   World Omni Automobile Lease
     Securitization, Ser 1999-A,
     Cl A1 (A)
     5.620%, 02/15/02                  8,200         8,200
                                                ----------
Total Asset-Backed Securities
   (Cost $59,924)                                   58,882
                                                ----------

MORTGAGE-BACKED OBLIGATIONS -- 5.3%
   Arbors of Little Rock (E)
     7.450%, 01/01/39                  1,016           997
   Bell Tower Apartments (E)
     7.000%, 06/30/39                     76            73
   Cadillac Lofts (E)
     6.875%, 03/30/39                  1,406         1,328
   Capco American Securitization,
     Ser 1998-D7, Cl A1B
     6.260%, 09/15/08                    225           206

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Castle Terrace (E)
     8.000%,10/01/38               $     537    $      545
   Chase Commercial Mortgage
     7.370%, 02/19/07                  5,221         5,234
   Chase Commercial Mortgage
     Securities, CMO, Ser 1998-1,
     Cl A2
     6.560%, 05/18/08                    650           627
   Chase Commercial Mortgage,
     Ser 1997-2, Cl A1
     6.450%, 12/19/04                      6             6
   Colonial Apartment (E)
     7.050%, 01/31/39                    108           105
   Commercial Mortgage Asset Trust,
     Ser 1999-C2, Cl A1
     7.285%, 12/17/07                  2,490         2,498
   Commercial Mortgage Asset Trust,
     Ser 1999-C1, Cl A1
     6.250%, 08/17/06                    966           937
   Compass Pointe Apartments (E)
     7.062%, 05/31/39                  1,671         1,598
   Contimortgage Home Equity
     Loan Trust
     6.630%, 12/15/20                  1,600         1,576
   Contimortgage Home Equity
     Loan Trust, Ser 1997-2, Cl A9
     7.090%, 04/15/28                  1,750         1,724
   Continental Home Equity Trust,
     Ser 1998-1, Cl A6
     6.580%, 12/15/18                  1,000           984
   Copel, Ser 99-B, Cl A3
     6.610%, 12/18/02                  2,000         1,993
   DLJ CMO, Ser CG3, Cl A1-B
     7.340%, 09/10/09                    515           512
   Delta Funding Home Equity
     Loan Trust, Ser 1997-3, Cl A6F
     6.860%, 10/25/28                  2,000         1,967
   Delta Funding Home Equity
     Loan Trust, Ser 1997-4, Cl A5F
     6.670%, 01/25/28                  2,000         1,944
   Delta Funding Home Equity
     Loan Trust, Ser 1999-3, Cl A1A
     5.869%, 09/15/29                 10,400        10,400
   Deutsche Mortgage,
     Ser 1998-C1, Cl A1
     6.220%, 09/15/07                    536           516
   EQCC Home Equity Loan Trust
     5.150%, 09/15/08                  2,982         2,876
   Equivantage Home Equity
     Loan Trust, Ser 1997-2, Cl A3
     7.275%, 07/25/28                  4,000         4,045
   Evergreen Tower (E)
     7.375%, 01/01/39                  1,151         1,122
20

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   GE Capital Mortgage
     5.000%, 02/25/09               $    580    $      496
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
     6.945%, 09/15/33                  3,000         2,913
   Goldman Sachs Mortgage Securities
     7.750%, 05/19/27                    715           722
   Goldman Sachs Mortgage
     Securities CMO, Ser 98-1, Cl A
     8.000%, 08/19/19                    845           863
   Green Tree Financial Recreational,
     Ser 1997-B, Cl A-6
     7.120%, 04/15/27                    900           902
   Green Tree Recreational,
     Ser 1998-A, Cl A1H
     6.710%, 05/15/29                    776           754
   Greentree Financial,
     Ser 1998-2, Cl A5
     6.240%, 02/01/30                  2,370         2,325
   GSMPS CMO, Ser 99-3, Cl A
     8.000%, 08/20/22                  2,500         2,561
   IMC Home Equity Loan Trust,
     Ser 1997-5, Cl A10
     6.880%, 11/20/28                  2,925         2,830
   IMC Home Equity Loan Trust,
     Ser 1997-7, Cl A8
     6.650%, 02/20/29                  1,515         1,481
   Impac Commercial Holdings
     6.060%, 10/20/07                  2,207         2,119
   JP Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X,
     CMO, IO (A) (B)
     1.540%, 09/15/29                  5,095           352
   Lehman Brothers Trust CMO,
     Ser 1998-C4, Cl A1B
     6.210%, 10/15/08                    865           809
   MCFI CMO, Ser 98MC2, Cl A-6
     6.423%, 05/18/08                    125           116
   Merrill Lynch Mortgage Investors
     CMO, Ser 1998-C1, Cl A1
     6.310%, 11/15/26                  2,597         2,530
   Merrill Lynch Mortgage Investors,
     Cl 1996-C2, Ser A3
     6.960%, 11/21/28                  6,700         6,596
   Money Store Home Equity Trust,
     Ser 1995-C, Cl A5
     7.175%, 04/15/26                  6,647         6,700
   Mortgage Capital Funding CMO,
     Ser 98-MC3, Cl A1
     6.001%, 11/18/31                  2,242         2,141
   MSCI, Ser 98-CF1, Cl A1
     6.330%, 10/15/07                    436           421


--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
     7.120%, 04/13/36               $  3,000    $    2,953
   Rali, Ser 98-QS6, Cl CB6
     6.750%, 05/25/28                  1,056         1,037
   Renaissance Place (E)
     7.395%, 08/01/37                    857           848
   Rosewood (E)
     8.000%, 07/01/37                      3             3
   Rural Housing Trust, REMIC,
     Ser 1987-1B
     3.330%, 10/01/28                     28            28
   Ryland Mortgage,
     Ser 1994-7A, Cl A2
     7.000%, 08/25/25                    494           492
   Sanctuary At Tuttle Crossing
     8.250%, 06/01/37                     19            19
   Somerford Place Facility
     7.475%, 12/30/38                    124           122
   UCFC Home Equity Loan,
     Ser 95-B-1, Cl A5
     7.250%, 12/10/20                  1,600         1,593
   Union Acceptance
     5.830%, 10/09/01
   Union Planters Mortgage Finance,
     CMO, Ser 1998-1, Cl A1
     6.350%, 01/25/28                    587           592
   Village At Stone Falls (E)
     7.375%, 08/29/37                    469           458
   Villages At Clear Springs (E)
     7.625%, 09/30/38                  1,170         1,164
                                                ----------
Total Mortgage-Backed Obligations
   (Cost $92,508)                                   90,753
                                                ----------

YANKEE BONDS -- 1.7%
   Dresdner Funding Private
     Placement (B)
     8.151%, 06/30/31                    340           326
   Duty Free International
     7.000%, 01/15/04                  6,500         6,468
   Household Netherlands
     6.200%, 12/01/03                  5,000         4,838
   Israel Government Loan Trust
     8.500%, 04/01/06                  3,987         4,222
   Quebec Province
     7.220%, 07/22/36                  3,550         3,714
   Republic of Korea
     8.875%, 04/15/08                  1,530         1,622
   Santander
     7.250%, 11/01/15                  1,175         1,088

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)


CORE FIXED INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Toll Road Investment
     Partnership II (B)
     6.722%, 02/15/06               $  5,000     $   3,119
   Westdeutsche Landesbank NY
     6.050%, 01/15/09                  4,175         3,778
                                                ----------
Total Yankee Bonds
   (Cost $30,346)                                   29,175
                                                ----------

OPTIONS -- 0.0%
   December 1999 90-Day Euro$
     Future Call, Strike Price $94.25    122             1
   March 200 USLong Bond Future
     Call, Strike Price $96.00           (77)          (46)
   March 200 USLong Bond Future
     Call, Strike Price $88.00           (45)          (15)
   March 200 USLong Bond Future
     Call, Strike Price $94.00          (160)         (200)
                                                ----------
Total Options
   (Cost -$269)                                       (260)
                                                ----------

MUNICIPAL BONDS -- 0.0%
   Los Angeles County, California,
     Ser D
     6.831%, 06/30/10                    650           301
                                                ----------
Total Municipal Bonds
   (Cost $283)                                         301
                                                ----------

REPURCHASE AGREEMENT -- 21.2%
   J.P. Morgan
     5.660%, dated 11/30/99,
     matures 12/01/99, repurchase
     price $362,575,000 (collateralized
     by government obligations, par
     value $615,258,000, 5.500%-9.500%,
     12/01/05-11/01/29, total
     market value: $369,769,000)     362,519       362,519
                                                ----------
Total Repurchase Agreement
   (Cost $362,519)                                 362,519
                                                ----------

--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.2%
   TRW
     6.220%, 02/15/00               $  3,300      $  3,257
                                                ----------
Total Commercial Paper
   (Cost $3,257)                                     3,257
                                                ----------
Total Investments--100.0%
   (Cost $1,735,851)                            $1,706,508
                                                ==========
(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1999.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORADUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED AND MAY BE SOLD ONLY TO QUALIFED BUYERS.
(C) SECURITY IS PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(D) TREASURY INFLATION PROTECTION SECURITIES
(E) LOANS SUPPORTING CONSTRUCTION IN PROGRESS
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHMLC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO -- INTEREST ONLY
MTN -- MEDIUM TERM NOTE
PO -- PRINCIPAL ONLY
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
TBA -- TO BE ANNOUNCED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------



INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                 MARKET
DESCRIPTION                           SHARES   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 96.5%
ARGENTINA -- 0.1%
   Telecom Argentina ADR*             21,500    $      632
                                                ----------
                                                       632
                                                ----------
AUSTRALIA -- 2.0%
   Australia & New Zealand
     Bank Group                       85,000           611
   Brambles Industries                10,650           292
   Broken Hill Proprietary           308,095         3,375
   Broken Hill Proprietary ADR         2,000            44
   Coca-Cola Amatil Limited          329,383         1,031
   Coles Myer                        468,701         2,382
   Commonwealth Bank
     of Australia                     17,800           293
   F.H. Faulding                      30,500           190
   Leighton Holdings                  80,000           299
   Lend Lease                         75,000           955
   Macquarie Bank Limited             19,700           293
   National Australia Bank            43,900           633
   News Corporation                  229,286         1,982
   Oil Search Limited*               129,200           170
   Pioneer International             216,200           633
   Qantas Airways                    331,000           868
   Rio Tinto Limited                  38,244           669
   Sonic Healthcare Limited            8,600            35
   Telstra Corporation Installment
     Receipts*                        22,300            83
   Telstra Corporation               240,604         1,400
   Westpac Banking Corporation       205,749         1,383
   Woodside Petroleum                134,800           959
                                                ----------
                                                    18,580
                                                ----------
BELGIUM -- 0.1%
   Fortis, Ser B*                     19,678           679
   UCB                                12,900           524
                                                ----------
                                                     1,203
                                                ----------
BRAZIL -- 0.1%
   Embratel Participacoes ADR*        34,861           649
   Unibanco GDS                       30,000           707
                                                ----------
                                                     1,356
                                                ----------
CANADA -- 1.7%
   Air Canada*                       212,600         1,233
   Bank of Nova Scotia                96,300         2,077
   BCE Incorporated                   33,170         2,228
   Bombardier Incorporated, Ser B    114,700         2,272
   Canadian National Railway           7,800           231
   Clarica Life Insurance Company     39,000           652
   Newbridge Networks*                16,900           382
   Nortel Networks Corporation        30,000         2,208
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Petro-Canada                       14,000    $      196
   Seagram Limited                    27,660         1,203
   Suncor Energy                      17,000           639
   Teleglobe                          39,800           984
   Teleglobe ADR                         400            10
   Thomson Corporation                65,700         1,825
                                                ----------
                                                    16,140
                                                ----------
DENMARK -- 0.1%
   Den Danske Bank*                   11,950         1,361
                                                ----------
                                                     1,361
                                                ----------
FINLAND -- 1.3%
   Nokia Oyj, Ser A*                  69,900         9,914
   UPM-Kymmene*                       82,700         2,770
                                                ----------
                                                    12,684
                                                ----------
FRANCE -- 12.3%
   Accor                               2,300           523
   AXA UAP*                           52,348         7,071
   Banque National de Paris CVG*       3,770            16
   Banque National de Paris          101,229         9,293
   Bouygues                            1,400           647
   Canal Plus                         32,800         2,717
   Carrefour*                         67,956        11,860
   Castorama Dubois*                  23,539         6,126
   Christian Dior                      3,000           540
   Cie de Saint Gobain                35,500         6,052
   Equant*                            65,815         6,374
   France Telecom                      8,750         1,016
   Groupe Danone*                      4,000           929
   Lafarge                            67,020         6,332
   Louis Vuitton Moet Hennessy        22,500         7,313
   Pechiney Ord, Ser A                52,100         3,025
   Peugeot                            61,500        12,067
   Pinault-Printemps-Redoute          28,287         5,907
   Sanofi-Synthelabo*                 42,640         1,759
   Stmicroelectronics                 36,000         4,903
   Suez Lyonnaise des Eaux            44,340         6,544
   Suez Lyonnaise-Strip VVPR*          1,200            --
   Television Francaise                4,000         1,453
   Total Compaigne, Ser B             77,279        10,298
   Valeo                              27,630         1,854
   Vivendi*                           26,590         2,132
                                                ----------
                                                   116,751
                                                ----------
GERMANY -- 9.7%
   Allianz                             2,700           792
   Bayerische Motoren Werke*          83,640         2,236
   Celanese*                           1,160            18
   Commerzbank                        23,550           766
   DaimlerChrysler*                    8,000           546

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)


INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Depfa Deutsche Pfandbriefban       25,300     $   1,914
   Deutsche Bank*                    130,666         8,627
   Deutsche Telekom*                 134,500         7,714
   Epcos*                              9,900           609
   Gehe                               93,179         3,666
   Henkel*                             9,500           599
   Hoechst*                          208,870         9,524
   Industrie Werke Karlsruhe
     Augsburg                         42,050           774
   Man Muenchen*                      86,450         2,642
   Mannesmann                        123,079        25,627
   Metallgesellschaft*                96,340         1,783
   Preussag*                          10,800           543
   RWE                               222,050         8,490
   Siemens*                          128,679        12,994
   Thyssen Krupp*                     44,000         1,158
   VEBA*                               8,000           391
   Viag*                              62,020         1,026
                                                ----------
                                                    92,439
                                                ----------
GREECE -- 0.1%
   Hellenic Telecommunications
     Organization                     55,350         1,189
                                                ----------
                                                     1,189
                                                ----------
HONG KONG -- 2.5%
   Automated Systems Holdings
     Limited                         300,000           166
   Cable & Wireless HKT Limited    1,041,000         2,835
   Cathay Pacific Airways          1,604,000         3,036
   Cheung Kong Holdings              238,000         2,674
   China Telecom*                    404,000         2,169
   Citic Pacific Limited             427,000         1,155
   CLP Holdings Limited               49,000           228
   Goldlion Holdings Limited         800,000            89
   Hang Seng Bank                     58,000           644
   Hong Kong Electric Holdings       107,000           338
   HSBC Holdings                      36,000           477
   Hutchison Whampoa                 244,420         3,006
   I-Cable Communications
     Limited*                         64,000            98
   Legend Holdings                   154,000           359
   Ocean Land Group Limited        1,500,000           211
   Pacific Century CyberWorks*       100,000            86
   Peregrine Investment
     Holdings* (1)                   236,000            --
   Sino Land                         420,000           200
   Sun Hung Kai Properties           517,000         4,727
   Swire Pacific, Ser A              154,000           884
   Tan Chong International
     Limited                         420,000            92
                                                ----------
                                                    23,474
                                                ----------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
IRELAND -- 0.1%
   CRH                                54,000    $    1,085
   Eircom                             19,900            79
                                                ----------
                                                     1,164
                                                ----------
ITALY -- 2.1%
   Assicurazioni Generali*            49,000         1,414
   Banca Nazionale Lavoro*           663,370         2,141
   Banca Popolare di Bergamo*         47,530           897
   Banca Popolare Di Milano*          80,000           456
   ENI                               721,000         3,957
   Fiat SPA                           36,700         1,006
   Gucci Group                        25,600         2,131
   Istituto Nazionale delle
     Assicurazioni                   863,900         2,414
   Mediaset SPA*                     235,110         2,680
   Telecom Italia Mobile             255,000         1,001
   Telecom Italia RNC                332,400         1,794
                                                ----------
                                                    19,891
                                                ----------
JAPAN -- 28.2%
   Acom                               11,000         1,351
   Advantest                          28,800         4,807
   Aiful Corporation                  14,750         2,401
   Ajinomoto                         102,000         1,064
   Aoyama Trading*                    17,400           415
   Asahi Breweries                    51,000           603
   Autobacs Seven Limited             18,000           688
   Bank of Tokyo-Mitsubishi          211,000         3,054
   Bridgestone Corporation            54,000         1,334
   Canon                             176,000         5,178
   Chubu Electric Power               50,000           873
   Chudenko Corporation                6,000           105
   Chugai Pharmaceutical              53,000           577
   Dai Ichi Pharmaceutical            50,000           704
   Dai Nippon Printing                59,000         1,027
   Daito Trust Construction
     Limited                          54,000           683
   Daiwa House Industry
     Limited*                        253,968         2,291
   DDI Corporation                       150         2,074
   East Japan Railway                    288         1,695
   Fuji Bank Limited                 432,000         5,177
   Fuji Photo Film                    87,000         3,541
   Fuji Soft ABC                       6,900           592
   Fujikura Limited                  144,000           706
   Fujitsu                           158,000         5,609
   Fujitsu Support and Service         1,800           759
   Hirose Electric                    17,000         2,842
   Hitachi                           579,000         8,006
   Honda Motor                       238,000         9,803
   Hoya Corporation                   15,000         1,089
   Industrial Bank of Japan          143,000         1,687

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Ito-Yokado                         17,000     $   1,834
   Japan Energy*                     488,000           479
   Jusco*                             41,000           784
   Kao Corporation                   127,000         3,774
   Kawasaki Heavy Industries         584,000           802
   Keyence Corporation                 8,500         2,417
   Kirin Brewery                     144,000         1,666
   Matsushita Electric               314,000         7,960
   Mitsubishi Heavy Industries*      630,000         2,045
   Mitsubishi Motors Corporation*    189,000           879
   Mitsubishi Trust & Banking         89,000         1,030
   Mitsui                            186,000         1,417
   Mitsui Chemicals                  238,000         1,951
   Mitsui Mining & Smelting*         124,000           651
   Mitsukoshi Limited*               123,000           587
   Murata Manufacturing               57,000         9,458
   NEC                               263,000         6,151
   Nichicon Corporation               11,000           244
   Nichiei                            11,500           283
   Nidec Corporation                   7,400         1,687
   Nikko Securities Limited*         126,000         1,569
   Nikon                             109,000         2,769
   Nintendo                           59,200         9,875
   Nippon Express                    253,000         1,464
   Nippon Paper Industries           163,000         1,197
   Nippon Shinpan                    338,000           998
   Nippon Steel*                     673,000         1,518
   Nippon Telegraph & Telephone          758        13,603
   Nippon Yusen Kabushiki Kaishi     232,000           940
   Nissan Motors*                    139,000           647
   Nissin Limited                     16,000           819
   Nomura Securities*                193,000         3,445
   NTT Data                               31           757
   NTT Mobile Communications*            528        18,537
   Obayashi Corporation               72,000           370
   Ono Pharmaceutical                 35,000         1,109
   Orix Corporation*                   4,300           701
   Osaka Gas                         341,000           920
   Rohm Limited                       29,200         7,926
   Sakura Bank Limited               573,000         4,243
   Sankyo                             70,000         1,723
   Sanwa Bank Limited                 78,000           948
   Secom                              16,000         1,804
   Sekisui Chemical                  107,000           509
   Sekisui House                     254,000         2,466
   Seven-Eleven                        9,000         1,465
   Shin-Etsu Chemical                 33,000         1,304
   Shinden*                           12,000            60
   Shohkoh Fund Limited                2,870         1,551
   Skylark                            28,000           610
   SMC Corporation                     7,000         1,237
   Softbank Corporation*               4,600         3,325

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Sony Corporation                   50,800      $  9,416
   Sony Corporation ADR                1,300           239
   Sony Music Entertainment            4,600           713
   Sumitomo Bank                     201,000         3,085
   Sumitomo Chemical*                193,000         1,084
   Sumitomo Forestry Limited          31,000           222
   Sumitomo Metal Mining*            150,000           343
   Suzuki Motor                       87,000         1,279
   Taiheiyo Cement Corporation       207,000           408
   Taisho Pharmaceutical Limited*     33,000         1,084
   Takara Shuzo Limited*              52,000           715
   Takeda Chemical Industries        108,000         6,376
   Takefuji Corporation               37,600         5,384
   TDK Corporation                    48,000         5,272
   THK Corporation                     4,000           156
   Tohoku Electric Power              37,000           537
   Tokai Bank                        134,000           929
   Tokio Marine & Fire Insurance*     90,000         1,147
   Tokyo Electric Power               82,000         2,312
   Tokyo Electronics                  67,000         6,965
   Toppan Printing Limited           116,000         1,384
   Toray                             167,000           814
   Toshiba                           131,000           965
   Tostem Corporation                 36,000           648
   Toyo Seikan Kaisha                 37,000           664
   Toyota Motor                      152,000         5,158
   Yakult Honsha                      51,000           550
   Yamanouchi Pharmaceutical          43,000         1,877
   Yamato Transportation              37,000         1,234
                                                ----------
                                                   268,203
                                                ----------
MALAYSIA -- 0.0%
   Austral Enterprises                80,000            81
   Westmont Berhad Industries* (1)   227,000            --
                                                ----------
                                                        81
                                                ----------
MEXICO -- 0.3%
   Cemex ADR*                          2,535            62
   Telefonos de Mexico ADR            31,200         2,888
                                                ----------
                                                     2,950
                                                ----------
NETHERLANDS -- 8.3%
   ABN AMRO Holding                  401,000         9,777
   Aegon                              35,522         3,225
   ASM Lithography Holding*           25,600         2,492
   D.S.M.                             39,400         1,351
   Dordtsche Petrol                   17,799           875
   Elsevier                          465,796         4,596
   Fortis Amev                       178,084         6,114
   Heineken                           29,000         1,404
   Heineken Holding, Ser A             9,300           328
   Ing Groep                         126,142         7,107

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENT TRUST -- NOVEMBER 30, 1999 (UNAUDITED)


INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Koninklijke KPN                    82,970    $    4,629
   Kpnqwest*                          15,390           577
   Laurus*                           217,534         4,071
   Philips Electronics                82,538        10,062
   Royal Dutch Petroleum             160,738         9,475
   United Pan-Europe
     Communications*                  27,450         2,700
   Vendex KBB                         39,240         1,037
   VNU                               229,614         9,115
                                                ----------
                                                    78,935
                                                ----------
NEW ZEALAND -- 0.4%
   Auckland International Airport
     Limited                          22,400            33
   Fisher & Paykel Industries         10,400            33
   Fletcher Challenge Building        29,200            37
   Fletcher Challenge Energy          12,500            28
   Fletcher Challenge Paper           43,400            26
   Sky City Limited                   16,800            63
   Telecom of New Zealand            822,559         3,506
   The Warehouse Group Limited         8,700            34
                                                ----------
                                                     3,760
                                                ----------
NORWAY -- 0.2%
   Kvaerner*                          11,400           215
   Norsk Hydro*                       50,400         1,970
   Orkla, Ser A*                       4,700            72
   Orkla, Ser A Rights*                7,200            14
                                                ----------
                                                     2,271
                                                ----------
PHILIPPINES -- 0.0%
   Metropolitan Bank & Trust          53,000           382
                                                ----------
                                                       382
                                                ----------
PORTUGAL -- 0.0%
   PT Multimedia Servicos*             1,040            41
                                                ----------
                                                        41
                                                ----------
SINGAPORE -- 0.8%
   City Developments                  39,000           222
   Datacraft Asia Limited             20,000            97
   DBS Group Holdings Limited        221,146         2,869
   Fraser & Neave Limited             24,000           105
   Ges International Limited         100,000            90
   Jit Holdings Limited               37,000            84
   Keppel Land International
     Limited                          50,000            81
   Overseas - Chinese Banking         35,700           268
   Overseas Union Bank                23,411           109
   Parkway Holdings                   32,000            65
   Singapore Airlines Limited         16,000           162
   Singapore Press Holdings*          70,959         1,330
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Singapore Tech Engineering*       857,000    $    1,280
   Singapore Telecommunications      178,000           337
   Sunright Limited*                  65,000            46
   United Overseas Bank               39,072           349
                                                ----------
                                                     7,494
                                                ----------
SOUTH AFRICA -- 0.2%
   Sasol                              73,300           556
   South African Brewery*            101,117           950
                                                ----------
                                                     1,506
                                                ----------
SOUTH KOREA -- 0.2%
   Korea Telecom ADR*                 28,410         1,506
   SK Telecom Limited-ADR*            13,678           324
                                                ----------
                                                     1,830
                                                ----------
SPAIN -- 2.1%
   Banco Popular Espanol              14,770           957
   Endesa                             60,625         1,205
   Fomento De Construc Y Contra       41,800           885
   Grupo Dragados                     33,000           303
   Repsol                            101,200         2,215
   Telefonica*                       689,413        14,382
   Telefonica Rights*                689,413           285
   Terra Networks*                       376            13
                                                ----------
                                                    20,245
                                                ----------
SWEDEN -- 3.8%
   Astrazeneca                        81,368         3,636
   Atlas Copco, Ser A*               224,900         5,819
   Electrolux, Ser B*                264,731         5,168
   Ericsson, Ser B*                  329,737        15,996
   Foreningssparbaken, Ser A*         60,000           924
   Hennes & Mauritz, Ser B*          116,790         3,708
   SKF, Ser B*                        41,600           928
   Trelleborg, Ser B*                 27,000           225
                                                ----------
                                                    36,404
                                                ----------
SWITZERLAND -- 5.2%
   ABB Limited                        66,415         6,582
   Adecco*                            11,062         7,091
   Baloise Holding                     4,410         3,549
   Clariant - Registered              16,915         7,282
   Compagnie Financiere
     Richemont                           960         2,148
   Credit Suisse Group                 5,200           975
   Holderbank Financiere Glarus        1,275         1,602
   Nestle, Registered                  2,017         3,638
   Novartis*                           2,733         4,270
   Sairgroup, Registered*              8,050         1,662
   Schweizerische
     Rueckversicherungs                  540         1,104

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   SGS Societe Generale
     Surveillance, Ser B*                800    $      801
   Swisscom                            6,066         2,065
   UBS, Registered*                   22,810         6,254
                                                ----------
                                                    49,023
                                                ----------
TAIWAN -- 0.3%
   Taiwan Semiconductor ADR           73,554         2,634
                                                ----------
                                                     2,634
                                                ----------
UNITED KINGDOM -- 14.3%
   3I Group                          129,600         1,911
   Astrazeneca                       135,212         6,045
   Astrazeneca ADR                       500            22
   Barclays Bank                     237,003         6,855
   Barratt Developments               30,800           149
   Berkeley Group                     73,944           780
   Boc Group                          80,000         1,653
   BPB                                57,200           301
   British Aerospace                 409,180         2,346
   British Airways                    52,300           314
   British American Tobacco          439,630         2,771
   British Sky Broadcasting*         796,500        10,488
   British Telecom                   447,279         8,995
   Cadbury Schweppes                 252,000         1,603
   CGU                               300,850         4,567
   Coca-Cola Beverages*              166,500           317
   COLT Telecom Group*                 4,400           166
   Corus Group                       483,337           985
   Diageo                            179,040         1,625
   Dixons Group                       50,000         1,091
   Enterprise Oil                     71,700           516
   George Wimpey                     399,800           802
   GKN                                69,900         1,096
   Glaxo Wellcome                    420,204        12,610
   Hanson                             54,000           452
   Hilton Group                      330,600         1,064
   Imperial Chemical Industry        106,860         1,093
   Kingfisher                        168,600         1,560
   Lloyds TSB Group                  115,900         1,486
   Next                              174,100         1,419
   Orange*                            52,200         1,581
   Railtrack Group                   239,610         3,695
   Reed International                299,253         1,877
   Reuters Group                     166,300         1,864
   RJB Mining                        174,700            95
   Royal Sun Alliance                169,545         1,044
   Severn Trent                       61,100           771
   Shell Transportation & Trading    140,000         1,078
   Siebe                             471,000         2,198
   Signet Group                      692,600           670
   SmithKline Beecham                496,010         6,642

--------------------------------------------------------------------------------
                                   SHARES/FACE   MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Somerfield                        354,310    $      484
   Standard Chartered Bank           432,000         5,875
   Tate & Lyle                       143,000           979
   Thames Water                      176,966         2,464
   TI Group                          172,000         1,190
   Unilever                           90,000           659
   United Utilities                  477,500         4,464
   Vodafone Airtouch               3,782,623        17,846
   Whitbread, Ser A                  441,500         4,258
   Yorkshire Water                   115,200           626
                                                ----------
                                                   135,442
                                                ----------
Total Foreign Common Stocks
   (Cost $724,426)                                 918,065
                                                ----------

FOREIGN PREFERRED STOCKS -- 0.3%
GERMANY -- 0.2%
   SAP*                                3,918         1,587
                                                ----------
                                                     1,587
                                                ----------
ITALY -- 0.1%
   Fiat*                              66,500           859
                                                ----------
                                                       859
                                                ----------
Total Foreign Preferred Stocks
   (Cost $3,235)                                     2,446
                                                ----------

U.S. TREASURY OBLIGATIONS -- 0.5%
   US T-Bill (2)*
     5.01%, 02/03/00                 $ 4,400         4,361
                                                ----------
Total U.S. Treasury Obligations
   (Cost $4,363)                                     4,361
                                                ----------

REPURCHASE AGREEMENTS -- 2.8%
   Morgan Stanley (2)
     5.63%, dated 11/30/99, matures
     12/01/99, repurchase price
     $22,036,977 (collateralized by
     various Tenessee Valley Authority
     Interest Bearing Bonds, due
     06/15/05-04/01/36, 5.88%-6.375%,
     ranging in par value $3,900,000 to
     $6,659,000 total market value
     $22,648,632, and Freddie Mac
     Fixed Rate Note, due 10/15/08,
     5.125%, par value $13,590,000,
     market value $12,143,054)        21,974        21,974

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENT TRUST -- NOVEMBER 30, 1996 (UNAUDITED)


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   State Street Bank
     4.50%, dated 11/30/99, matures
     12/01/99, repurchase price
     $4,272,534 (collateralized by
     various U.S. Treasury Notes,
     due 02/25/01-2/15/20, 5.00%-8.50%,
     ranging in par value
     $265,000-$1,850,000, total
     market value $5,267,763)         $5,055    $    5,055
                                                ----------
Total Repurchase Agreements
   (Cost $27,029)                                   27,029
                                                ----------
Total Investments--100.1%
   (Cost $759,053)                                 951,901
                                                ----------
Other Assets and Liabilities, Net--(0.1%)             (610)
                                                ----------

NET ASSETS:
Portfolio shares (unlimited authorization
   -- no par value) based on 67,925,887
   outstanding shares of beneficial interest       711,485
Undistributed net investment income                  7,482
Accumulated net realized gain
   on investments                                   38,192
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currency and translation of other
   assets and liabilities in foreign currency         (108)
Net unrealized appreciation on
   futures contracts                                 1,392
Net unrealized appreciation
   on investments                                  192,848
                                                ----------
Total Net Assets--100.0%                          $951,291
                                                ==========
Net Asset Value, Offering Price and
   Redemption Price Per Share                       $14.01
                                                ==========
* NON-INCOME PRODUCING SECURITY
(1) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(2) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
GDS -- GLOBAL DEPOSITORY SHARE
RNC -- RISPARMIO NON-CONVETIBLE
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)


                                               -------------        -------------    --------------
                                                     LARGE             SMALL           CORE FIXED
                                                      CAP               CAP              INCOME
                                                     FUND              FUND               FUND
                                               -------------        ------------     --------------
ASSETS:
   Cash                                           $       --          $     --        $    8,283
   Investments (Cost $2,165,619; $460,078; and
     $1,735,860, respectively)                     2,634,477           519,230         1,706,508
   Income receivable                                   3,566            42,384            13,843
   Investment securities sold                          4,746               685            68,774
   Capital shares sold receivable                     34,430             3,381            51,402
   Other receivables                                 101,986                --               857
                                                  ----------          --------        ----------
   Total Assets                                    2,779,205           565,680         1,849,667
                                                  ----------          --------        ----------
LIABILITIES:
   Investment payable                                     --                --             7,000
   Investment securities purchased                       313               828           343,746
   Capital shares redeemed payable                    70,179            10,165             7,505
   Accrued expenses payable                              533               311               519
   Other payables                                    103,336            42,416            22,574
                                                  ----------          --------        ----------
   Total Liabilities                                 174,361            53,720           381,344
                                                  ----------          --------        ----------
   Net Assets                                     $2,604,844          $511,960        $1,468,323
                                                  ==========          ========        ==========
NET ASSETS:
   Portfolio shares (unlimited authorization--
     no par value) based on 132,736,843,
     41,674,296, and 147,262,949
     outstanding shares of beneficial interest    $2,015,280          $471,007        $1,514,076
   Undistributed net investment income                 4,732               701                 1
   Accumulated net realized gain (loss)
     on investments                                  112,447           (20,197)          (16,363)
   Net unrealized appreciation (depreciation)
     on investments                                  468,858            59,152           (29,343)
   Net unrealized appreciation (depreciation)
     on futures contracts                              3,527             1,297               (48)
                                                  ----------          --------        ----------
   TOTAL NET ASSETS                               $2,604,844          $511,960        $1,468,323
                                                  ==========          ========        ==========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE                              $    19.62          $  12.28        $     9.97
                                                  ==========          ========        ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST --FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 1999 (UNAUDITED)

                                                        -----------       ---------     -------------   ---------------
                                                             LARGE           SMALL        CORE FIXED      INTERNATIONAL
                                                              CAP             CAP           INCOME           EQUITY
                                                             FUND            FUND            FUND             FUND
                                                        -----------       ---------     -------------    --------------
INVESTMENT INCOME:

   Dividends                                              $ 12,241         $ 1,674          $    --         $  5,678
   Interest                                                  1,722             787           38,013              517
   Less: Foreign taxes withheld                                 --              --               --             (425)
                                                          --------         -------          -------         --------
   Total Investment Income                                  13,963           2,461           38,013            5,770
                                                          --------         -------          -------         --------
EXPENSES:
   Management fees                                             521             105              308              200
   Less: Management fees waived                               (521)           (105)            (308)            (200)
   Investment advisory fees                                  4,174           1,360            1,845             2043
   Less: Investment advisory fees waived                    (2,033)           (293)          (1,036)            (641)
   Custodian fees                                              104              19               60              318
   Transfer agent fees                                          52              10               30                7
   Professional fees                                            34               5               17               22
   Registration fees                                            33               7              142               29
   Printing fees                                                52              10               37               15
   Trustee fees                                                 --              --               --                3
   Miscellaneous fees                                           16               6               17               24
                                                          --------         -------         --------          -------
   Total Expenses                                            2,432           1,124            1,112            1,820
                                                          --------         -------         --------          -------
NET INVESTMENT INCOME                                       11,531           1,337           36,901            3,950
                                                          --------         -------         --------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain (loss) from
     security transactions                                  60,544           6,236          (13,195)          27,536
   Net realized gain (loss) from futures contracts             678            (628)            (854)             746
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                --              --               --             (142)
   Net change in unrealized depreciation
     on forward foreign currency contracts,
     foreign currencies, and translation
     of other assets and liabilities
     denominated in foreign currencies                          --              --               --              (68)
   Net change in unrealized appreciation
     (depreciation) on investments                          37,515          29,891          (15,896)         121,290
   Net change in unrealized appreciation
     (depreciation) on futures contracts                     3,615           1,286              176            1,337
                                                          --------         -------         --------         --------
   Net Realized and Unrealized Gain (Loss)
     on Investments, Future Contracts and
     Foreign Currency Transactions                         102,352          36,785          (29,769)         150,699
                                                          --------         -------         --------         --------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $113,883         $38,122         $  7,132         $154,649
                                                          ========         =======         ========         ========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 1999 (UNAUDITED) AND THE YEAR ENDED MAY 31, 1999

                                   ---------------------  -----------------------     -----------------    --------------------
                                            LARGE                   SMALL                CORE FIXED            INTERNATIONAL
                                             CAP                     CAP                   INCOME                 EQUITY
                                            FUND                    FUND                    FUND                   FUND
                                   ---------------------  ----------------------    --------------------   --------------------
                                     06/01/99- 06/01/98-     06/01/99-  06/01/98-     06/01/99- 06/01/98-   06/01/99- 06/01/98-
                                     11/30/99  05/31/99      11/30/99   05/31/99      11/30/99  05/31/99    11/30/99  05/31/99
                                   ---------------------  -----------------------   --------------------   --------------------
OPERATIONS:
 Net investment income              $  11,531  $  15,812   $   11,337  $    1,058    $ 36,901 $   51,411  $  33,950    $ 8,570
   Net realized gain (loss) from
     security transactions
     and futures contracts             61,222     55,997        5,608     (24,607)    (14,049)     4,120     28,282     15,786
   Net realized (loss) on
     forward foreign currency
     contracts and foreign
     currency transactions                 --         --           --         --           --         --       (142)    (1,578)
   Net change in unrealized
     depreciation on
     forward foreign currency
     contracts, foreign currencies,
     and translation of other assets
     and liabilities denominated
     in foreign currencies                 --         --           --         --           --         --        (68)        20
   Net change in unrealized
     appreciation (depreciation)
     on investments and
     futures contracts                 41,130    188,365       31,177       4,933     (15,720)   (26,728)   122,627     22,654
                                   ----------  ---------    ---------- ----------  ---------- ----------  ---------  ---------
   Net increase (decrease) in
     net assets from operations       113,883    260,174       38,122     (18,616)      7,132     28,803    154,649     45,452
                                   ----------  ---------    ---------- ----------  ---------- ----------  ---------  ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income               (9,489)   (15,387)        (740)     (1,154)    (36,900)   (51,404)        --     (9,587)
   Net realized gains                      --    (32,013)          --     (24,843)         --    (13,815)        --    (19,163)
                                   ==========  =========    =========  ==========  ========== ==========  =========  =========
Total Dividends Distributed            (9,489)   (47,400)        (740)    (25,997)    (36,900)   (65,219)        --    (28,750)
                                   ----------  ---------    ---------- ----------  ---------- ----------  ---------  ---------
CAPITAL SHARE TRANSACTIONS(1):
     Proceeds from shares issued    1,053,984    557,703      176,207     240,758     522,189    478,577    233,029    222,376
     Reinvestment of distributions      9,252     47,272          730      25,950      36,810     65,351         --     28,695
     Cost of shares redeemed         (232,731)  (297,141)     (41,198)   (185,611)   (107,275)  (224,381)  (126,776)  (131,805)
                                   ----------  ---------    ---------- ----------  ---------- ----------  ---------  ---------
Increase in Net Assets Derived
    from Capital Share Transactions   830,505    307,834      135,739      81,097     451,724    319,547    106,253    119,266
                                   ----------  ---------    ---------- ----------  ---------- ----------  ---------  ---------
       Net increase in net assets     934,899    520,608      173,121      36,484     421,956    283,131    260,902    135,968
                                   ----------  ---------    ---------- ----------  ---------- ----------  ---------  ---------

NET ASSETS:
   Beginning of period              1,669,945  1,149,337      338,839     302,355   1,046,367    763,236    690,389    554,421
                                   ---------- ----------    ---------  ----------  ---------- ----------  ---------  ---------
   End of period                   $2,604,844 $1,669,945    $ 511,960  $  338,839  $1,468,323 $1,046,367  $ 951,291  $ 690,389
                                   ========== ==========    =========  ==========  ========== ==========  =========  =========
(1)CAPITAL SHARE TRANSACTIONS:
     Shares issued                     55,942     33,151       15,214      21,342      51,939     45,017     18,076     20,211
     Reinvestment of distributions        487      2,878           63       2,527       3,671      6,174         --      2,609
     Shares redeemed                  (12,415)   (17,609)      (3,457)    (17,065)    (10,684)   (21,076)    (9,785)   (12,019)
                                   ---------- ----------    ---------  ----------  ---------- ----------  ---------  ---------
   Net increase in capital shares      44,014     18,420       11,820       6,804      44,926     30,115      8,291     10,801
                                   ========== ==========    =========  ==========  ========== ==========  =========  =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 1999 (UNAUDITED) AND THE PERIODS ENDED MAY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         Net
                                       Realized
            Net Asset                     and        Distributions   Distributions
              Value        Net         Unrealized       from Net         from          Net Asset                  Net Assets
            Beginning  Investment   Gains/(Losses) on  Investment   Realized Capital   Value End      Total         End of
           of Period     Income        Securities        Income          Gains         of Period      Return     Period (000)
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------

  1999*     $18.82      $0.10          $ 0.79          $(0.09)          $   --          $19.62         4.74%+   $2,604,844
  1999       16.35       0.20            2.88           (0.20)           (0.41)          18.82         19.40     1,669,945
  1998       12.66       0.18            3.98           (0.18)           (0.29)          16.35         33.36     1,149,337
  1997(1)    10.00       0.17            2.63           (0.14)              --           12.66         28.22       438,818

-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------

  1999*     $11.35      $0.02          $ 0.93          $(0.02)          $   --          $12.28          8.38%+    $511,960
  1999       13.12       0.03           (0.89)          (0.04)           (0.87)          11.35         (5.81)      338,839
  1998       10.86       0.07            2.78           (0.07)           (0.52)          13.12         26.68       302,355
  1997(1)    10.00       0.06            0.85           (0.05)              --           10.86          9.18       123,941

-----------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------

  1999*     $10.22      $0.30         $ (0.25)         $(0.30)          $   --          $ 9.97          0.42%+  $1,468,323
  1999       10.57       0.62           (0.18)          (0.63)           (0.16)          10.22          4.15     1,046,367
  1998       10.13       0.64            0.50           (0.64)           (0.06)          10.57         11.60       763,236
  1997(1)    10.00       0.64            0.17           (0.64)           (0.04)          10.13          8.28       349,304

-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

  1999*     $11.58      $0.05          $ 2.38          $   --           $   --          $14.01         20.98%+    $951,291
  1999       11.35       0.10            0.65           (0.17)           (0.35)          11.58          6.93       690,389
  1998       10.69       0.19            0.86           (0.16)           (0.23)          11.35         10.40       554,421
  1997(1)    10.00       0.14            0.61           (0.05)           (0.01)          10.69          7.56       384,663


                                                     Ratio of
                                       Ratio of    Net Investment
                      Ratio of        Expenses        Income
         Ratio of   Net Investment    to Average     to Average
        Expenses       Income        Net Assets     Net Assets      Portfolio
       to Average     to Average     (Excluding     (Excluding       Turnover
       Net Assets     Net Assets       Waivers)      Waivers)          Rate
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LARGE CAP FUND
--------------------------------------------------------------------------------

  1999*   0.23%         1.11%          0.48%            0.86%          26%
  1999    0.26          1.16           0.48             0.94           60
  1998    0.32          1.28           0.50             1.10           72
  1997(1) 0.34          1.65           0.53             1.46           71

--------------------------------------------------------------------------------
SMALL CAP FUND
--------------------------------------------------------------------------------

  1999*   0.54%         0.64%           0.73%           0.45%          76%
  1999    0.54          0.33            0.73            0.14          154
  1998    0.59          0.61            0.75            0.45          120
  1997(1) 0.60          0.70            0.79            0.51          163

--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

  1999*   0.18          5.99%          0.35%            5.82%         226%
  1999    0.18          5.81           0.41             5.58          393
  1998    0.20          6.13           0.41             5.92          324
  1997(1) 0.21          6.60           0.42             6.39          194

---------------------------------------------  ---------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

  1999*   0.46%         1.00%          0.68%            0.78%          25%
  1999    0.43          1.40           0.66             1.17           82
  1998    0.53          2.21           0.70             2.04          109
  1997(1) 0.63          1.73           0.82             1.54          120


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
* FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THE FUNDS COMMENCED OPERATIONS ON JUNE 14, 1996. ALL RATIOS EXCEPT TOTAL RETURN HAVE BEEN ANNUALIZED.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)



1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open- end investment company with seven funds: The Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund" and, together, the "Funds") are each diversified operational Funds. The Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.
     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued in good faith using methods determined under general Trustee supervision.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:
     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchangeprevailing on the respective dates of such transactions.
     The International Equity Fund does not isolate that portion of gains and losses on investments in

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)

equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.
     The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.
     FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended November 30, 1999. The Large Cap, Small Cap, and International Equity Fund's investment in Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.
     OPTION SELLING/PURCHASING -- The Core Fixed Income Fund may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Large Cap, Small Cap, and International Equity Funds may invest in financial options contracts. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.
     STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

--------------------------------------------------------------------------------


     OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.
     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of .05% of the average daily net assets of each Fund. The Manager has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager. The Trust and SEIInvestments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .40% of the Large Cap Fund's average daily net assets, at an annual rate of
 .65% of the Small Cap Fund's average daily net assets, at an annual rate of .30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of .51% of the International Equity Fund's average daily net assets. The Adviser has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Adviser.
     Alliance Capital Management L.P., Provident Investment Counsel, Inc., LSV Asset Management and Mellon Equity Associates, LLP each serve as an investment sub-adviser to a portion of the assets of the Large Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Sanford C. Bernstein & Co., Inc. and TCW Funds Management Inc. also serve as investment sub-advisers to a portion of the assets of the Large Cap Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 15, 1997 and September 10, 1998, respectively.
     Nicholas-Applegate Capital Management Inc., and Boston Partners Asset Management, L.P. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Furman Selz Capital Management, LLC, LSV Asset Management, RS Investment Management, and Mellon Equity Associates also serve as investment sub-advisers to a portion of the assets and are parties to agreements with the Trust and SIMC dated October 1, 1996, May 1, 1997, September 30, 1998, and September 10, 1998, respectively. Artisan Partners, Sawgrass Investment Advisers, and Security Capital Group, Inc. also serve as investment sub-advisers to a portion of the assets of the Fund and are parties to agreements with the Trust and SIMC dated March 26, 1999, March
30, 1999, and September 14, 1999, respectively.
     Western Asset Management Company, BlackRock, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996.
     Acadian Asset Management, Inc. and SGY Asset Management each serve as an investment

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)

sub-adviser to a portion of the assets of the International Equity
Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Scottish Widows Investment Management Limited, Capital Guardian Trust Company, and Oechsle International Advisers, LLC also serve as investment sub-advisers to a portion of the assets and are parties to agreements with the Trust and SIMC dated March 23, 1998, June 29, 1998, and June 22, 1999, respectively.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the initial shares outstanding at the time of redemption.
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     The Large Cap, Small Cap and International Equity Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended November 30, 1999 were $9,617, $5,176 and $3,123, respectively.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.
     The following forward foreign currency contracts were outstanding at November 30, 1999:

                                        IN       UNREALIZED
      MATURITY        CONTRACTS TO   EXCHANGE   APPRECIATION
        DATES        DELIVER/RECEIVE   FOR     (DEPRECIATION)
-------------------  --------------- --------  --------------
INTERNATIONAL EQUITY PORTFOLIO:
-------------------------------
FOREIGN CURRENCY SALES:
12/1/99-12/2/99  EU    1,276,583  $1,289,881     $2,064
12/1/99--12/2/99 JY   35,569,762     349,142        317
12/1/99-12/3/99  UK      276,408     443,539      1,824
                                  ----------     ------
                                  $2,082,562     $4,205
                                  ==========     ======
FOREIGN CURRENCY PURCHASES:
12/30/99         EU      191,259  $  193,611    $  (143)
12/1/99-12/3/99  JY   41,433,740     406,738       (289)
12/1/99-12/3/99  UK      930,086   1,492,705     (6,458)
                                  ----------    -------
                                  $2,093,054    $(6,890)
                                  ==========    =======
                                                $(2,685)
                                                =======

CURRENCY LEGEND
EU    Euro Currency
JY    Japanese Yen
UK    British Pound Sterling

6. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments during the period ended November 30, 1999, were as follows:

                    Purchases (000)           Sales (000)
                    -------------             ---------
                 U.S. Gov't    Other      U.S. Gov't    Other
                 ----------  --------     ----------  -------
Large Cap Fund  $       --  $1,266,173 $       --    $525,432
Small Cap Fund          --     398,895         --     295,995
Core Fixed
  Income Fund    2,309,661     247,770  2,097,228     113,052
International
  Equity Fund          169     305,519        270     197,142

     The aggregate gross unrealized appreciation and depreciation on investments and futures contracts held by the Funds at November 30, 1999 are as follows:

                                                 Net
                                             Unrealized
               Appreciated    Depreciated   Appreciation/
               Securities     Securities   (Depreciation)
                  (000)          (000)          (000)
               ----------    ------------- --------------
Large Cap Fund $568,783       $(96,398)      $472,385
Small Cap Fund   89,490        (29,041)        60,449
Core Fixed
  Income Fund     2,390        (31,781)       (29,391)
International
  Equity Fund   222,534        (28,294)       194,240

--------------------------------------------------------------------------------



7. CONCENTRATION OF RISKS
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. FUTURES CONTRACTS
The following Funds had futures contracts open as of November 30, 1999:

                 Number                             Unrealized
   Contract        of      Trade      Settlement    Gain/(Loss)
Description     Contracts  Price         Month        (000)
-----------     --------- --------    -----------   ----------

Large Cap Fund
S & P 500           1    $1,343.70     Dec 1999     $   12
S & P 500           2     1,344.00     Dec 1999         24
S & P 500           5     1,293.00     Dec 1999        123
S & P 500          10     1,277.00     Dec 1999        286
S & P 500          16     1,279.00     Dec 1999        450
S & P 500          13     1,306.50     Dec 1999        276
S & P 500           5     1,291.00     Dec 1999        126
S & P 500           6     1,327.50     Dec 1999         96
S & P 500           1     1,364.00     Dec 1999          7
S & P 500           6     1,363.50     Dec 1999         42
S & P 500          35     1,376.00     Dec 1999        135
S & P 500           2     1,384.00     Dec 1999          4
S & P 500          28     1,406.30     Dec 1999       (104)
S & P 500          43     1,406.40     Dec 1999       (160)
S & P 500           1     1,285.50     Dec 1999         26
S & P 500           4     1,283.00     Dec 1999        108
S & P 500          37     1,320.50     Dec 1999        656
S & P 500          16     1,322.00     Dec 1999        278
S & P 500          11     1,335.50     Dec 1999        154
S & P 500          14     1,325.50     Dec 1999        231
S & P 500          10     1,331.00     Dec 1999        151
S & P 500           1     1,340.00     Dec 1999         13
S & P 500           2     1,339.80     Dec 1999         26
S & P 500           4     1,334.80     Dec 1999         57
S & P 500          12     1,288.50     Dec 1999        309
S & P 500           6     1,291.00     Dec 1999        151
S & P 500           2     1,292.20     Dec 1999         50
                                                    ------
                                                    $3,527
                                                    ======



                 Number                            Unrealized
  Contract        of       Trade      Settlement   Gain/(Loss)
Description    Contracts   Price        Month        (000)
-----------     --------- --------    ----------   -------------

Small Cap Fund
S & P 500           5    $1,283.00     Dec 1999     $  136
S & P 500           1     1,277.00     Dec 1999         29
S & P 500           9     1,285.50     Dec 1999        238
S & P 500           2     1,278.50     Dec 1999         56
S & P 500           5     1,362.00     Dec 1999         37
S & P 500           1     1,363.50     Dec 1999          7
S & P 500           7     1,376.00     Dec 1999         27
S & P 500           5     1,386.30     Dec 1999          6
S & P 500           3     1,393.00     Dec 1999         (1)
S & P 500           4     1,400.60     Dec 1999         (9)
S & P 500           3     1,409.80     Dec 1999        (14)
S & P 500           3     1,424.00     Dec 1999        (24)
S & P 500           1     1,421.25     Dec 1999         (7)
S & P 500           8     1,406.30     Dec 1999        (30)
S & P 500           1     1,424.00     Dec 1999         (8)
S & P 500           2     1,408.00     Dec 1999         (8)

Russell 2000       23       416.50     Dec 1999        413
Russell 2000        3       412.50     Dec 1999         60
Russell 2000       10       430.50     Dec 1999        109
Russell 2000        5       433.80     Dec 1999         46
Russell 2000        2       436.80     Dec 1999         16
Russell 2000        9       436.90     Dec 1999         70
Russell 2000       13       439.75     Dec 1999         82
Russell 2000       10       445.50     Dec 1999         34
Russell 2000       12       445.75     Dec 1999         40
Russell 2000        3       452.40     Dec 1999         --
Russell 2000        3       457.50     Dec 1999         (8)
                                                   -------
                                                    $1,297
                                                   =======

Core Fixed Income Fund
U.S. 5 Year Note  104      $ 99.30     March 1999    $ (33)
U.S. 5 Year Note  (74)       99.65     March 1999       48
U.S. 5 Year Note  (44)       99.36     March 1999       16
U.S. 5 Year Note  (55)      108.45    December 1999     59

U.S. 10 Year Note 152      $ 98.43                    (145)
U.S. 10 Year Note (32)       98.97     March 1999       47
U.S. 10 Year Note (16)       97.91     March 1999        7
U.S. 10 Year Note (27)      110.30  September 1999      (2)
U.S. 10 Year Note (35)      109.77  September 1999     (21)
U.S. 10 Year Note  34       109.06  September 1999      44
U.S. 10 Year Note  28       110.46  September 1999      (3)
U.S. 10 Year Note (17)      108.16   December 1999     (19)
U.S. 10 Year Note (29)      108.14   December 1999     (32)
U.S. 10 Year Note (25)      109.42   December 1999       4
U.S. 10 Year Note (34)      109.44   December 1999       6
U.S. 10 Year Note (28)      109.73   December 1999      13
U.S. 10 Year Note (11)      109.81   December 1999       6
U.S. 10 Year Note  19       109.17   December 1999       1
U.S. 10 Year Note  34       109.18   December 1999       2
U.S. 10 Year Note  32       109.23   December 1999       1
U.S. 10 Year Note  43       109.97   December 1999     (31)

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1999 (UNAUDITED)


                  Number                         Unrealized
  Contract         of      Trade   Settlement   Gain/(Loss)
Describtion     Contracts  Price      Month        (000)
--------------- --------- ------- -----------   -----------

Core Fixed Income Fund (continued)
U.S. 30 Year Bond (36)  $113.00   December 1999$     39
U.S. 30 Year Bond   2    113.00   December 1999      (2)
U.S. 30 Year Bond  28     92.75    March 2000         9
U.S. 30 Year Bond  13     93.75    March 2000         9
U.S. 30 Year Bond   4     94.00    March 2000         4
U.S. 30 Year Bond   3     95.13    March 2000         6
U.S. 30 Year Bond   5     93.94    March 2000        (4)
U.S. 30 Year Bond   2     93.95    March 2000        (2)
U.S. 30 Year Bond   3     93.96    March 2000        (3)
U.S. 30 Year Bond  49     91.34    March 2000        84
U.S. 30 Year Bond  15     91.31    March 2000        26
U.S. 30 Year Bond  27     93.66    March 2000       (16)
U.S. 30 Year Bond 110     94.09    March 2000      (114)
U.S. 30 Year Bond   1     94.34    March 2000        (1)
U.S. 30 Year Bond   1     95.29    March 2000        (2)
U.S. 30 Year Bond   1     95.09    March 2000        (2)
U.S. 30 Year Bond  15     94.53    March 2000       (22)
U.S. 30 Year Bond   8     95.69    March 2000       (21)
U.S. 30 Year Bond   3     94.63    March 2000        (4)
                                                 ------
                                                 $  (48)
                                                 ======
International Equity Fund
Australia Ords Index1    2,809     December 99   $    4
Australia Ords Index4    2,812     December 99       14
Australia Ords Index1    2,910     December 99        2
Australia Ords Index1    2,951     December 99        1
Australia Ords Index1    2,902     December 99        2
Australia Ords Index2    2,895     December 99        4
Australia Ords Index2    3,052     December 99       (1)
Australia Ords Index3    3,037     December 99       --
Australia Ords Index3    3,038     December 99       --

CAC 40 Index       25    4,588     December 99      205
CAC 40 Index        2    4,551     December 99       17
CAC 40 Index        1    4,881     December 99        5
CAC 40 Index        2    4,892     December 99       10
CAC 40 Index        2    4,936     December 99        9
CAC 40 Index        6    4,959     December 99       26
CAC 40 Index        1    5,034     December 99        3
CAC 40 Index        1    5,248     December 99        1
CAC 40 Index       10    5,179     December 99       20
CAC 40 Index        1    5,394     December 99       --
CAC 40 Index       24    5,374     December 99        1

DAX Index           6    5,226     December 99      105
DAX Index           4    5,189     December 99       74


                Number                          Unrealized
 Contract        of       Trade   Settlement    Gain/(Loss)
Description    Contracts  Price      Month        (000)
-----------    --------- -------  ------------- ----------
DAX Index           1    5,182     December 99   $   19
DAX Index           1    5,532     December 99        9
DAX Index           1    5,586     December 99        8
DAX Index           2    5,653     December 99       12
DAX Index           2    5,697     December 99       10
DAX Index           4    5,813     December 99        8
DAX Index          10    5,880     December 99        3

FT-SE 100 Index    28    5,958     December 99      304
FT-SE 100 Index     3    5,932     December 99       34
FT-SE 100 Index     1    6,277     December 99        6
FT-SE 100 Index     1    6,277     December 99        6
FT-SE 100 Index     3    6,312     December 99       15
FT-SE 100 Index     7    6,368     December 99       29
FT-SE 100 Index     1    6,665     December 99       (1)
FT-SE 100 Index     1    6,509     December 99        2
FT-SE 100 Index     1    6,470     December 99        2
FT-SE 100 Index     9    6,545     December 99       12
FT-SE 100 Index     1    6,701     December 99       (1)
FT-SE 100 Index    28    6,675     December 99      (22)

Hang Sang Index     6   15,057     December 99       13
Hang Sang Index     1   15,355     December 99       --
Hang Sang Index     3   15,500     December 99       (2)

IBEX 35 Index       9   10,732     December 99       22
IBEX 35 Index       2   10,665     December 99        6
IBEX 35 Index       5   10,835     December 99        7

NIKKEI 225 Index   34   16,860     December 99      275
NIKKEI 225 Index    4   17,030     December 99       29
NIKKEI 225 Index    5   18,190     December 99        9
NIKKEI 225 Index    7   18,390     December 99        6
NIKKEI 225 Index    4   18,320     December 99        5
NIKKEI 225 Index    3   18,310     December 99        4
NIKKEI 225 Index    5   18,400     December 99        4
NIKKEI 225 Index    2   18,350     December 99        2
NIKKEI 225 Index    8   18,650     December 99       (3)
NIKKEI 225 Index    1   18,780     December 99       (1)
NIKKEI 225 Index   34   18,780     December 99      (35)

MIB 30 Index        3   32,220     December 99       59
MIB 30 Index        1   33,070     December 99       15
MIB 30 Index        1    3,335     December 99       14
MIB 30 Index        1   34,770     December 99        7
MIB 30 Index        3   36,160     December 99       (1)
                                             ----------
                                             $   11,392
                                             ==========

--------------------------------------------------------------------------------



9. WRITTEN OPTION TRANSACTIONS
Written option transactions entered into during the period ending November 30, 1999 are summarized as follows ($ in thousands)

                                                CORE FIXED INCOME
                                      --------------------------------------
                                      # OF CONTRACTS                PREMIUM
                                      --------------             ------------
Balance at the beginning
   of period                               (993)                     (716)
Written
Expired                                  (3,136)                   (1,259)
Exercised                                    --                        --
Closing Buys                              3,847                     1,681
                                         ------                    ------
Balance at end of period                   (282)                     (294)
                                         ======                    ======

At November 30, 1999 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

-----------------------
SEI INSTITUTIONAL
INVESTMENTS TRUST
-----------------------
SEMI-ANNUAL REPORT
-----------------------
NOVEMBER 30, 1999


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Lynda Striegel
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[bullet]800[bullet]DIAL[bullet]SEI/1[bullet] 800[bullet]342[bullet]5734

[BLANK PAGE]

[SEI LOGO OMITTED]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734


SEI-F-120-02